PHL VARIABLE INSURANCE COMPANY

Annual Report

to Contract Owners

December 31, 2014

PHL Variable Accumulation Account II

ANNUAL REPORT TO CONTRACT OWNERS

December 31, 2014

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities

December 31, 2014

	SHARES	COST	VALUE

Assets:
Investments in portfolio shares, at net asset value (Note 2):
ALPS Investors Variable Insurance Trust:
Conservative ETF Asset Allocation Portfolio	5,547.285	$63,274	$62,241
Growth ETF Asset Allocation Portfolio	82,293.852	897,721	915,109
Income and Growth ETF Asset Allocation Portfolio	3,712.501	30,459	42,211
The Dreyfus Investment Portfolios:
MidCap Stock Portfolio	20,889.955	475,841	479,842
Small Cap Stock Index Portfolio	6,309.116	92,223	116,089
Dreyfus Stock Index Fund - Service	866.083	32,494	38,999
Fidelity Variable Insurance Products - Service:
Growth Opportunities Portfolio	1,056.252	22,345	35,068
Investment Grade Bond Portfolio	4,599.395	57,714	57,538
Real Estate Portfolio	2,576.036	48,326	50,156
Strategic Income Portfolio	2,510.874	29,482	27,745
Franklin Templeton Variable Insurance Products Trust:
Mutual Global Discovery II Fund	4,711.404	115,337	104,169
Templeton Global Bond II Fund	1,553.244	28,285	27,943
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	888.754	17,721	21,161
Rydex Biotechnology Fund	1,394.414	49,034	106,965
Rydex Dow 2X Strategy Fund	5,065.777	570,406	570,406
Rydex Energy Fund	2,915.275	100,939	65,885
Rydex NASDAQ-100® Fund	76.474	2,446	2,577
Rydex S&P 500 Pure Value Fund	815.044	117,603	116,087
Rydex Transportation Fund	3,299.959	93,059	100,418
Invesco Variable Insurance Funds:
Mid Cap Core Equity Fund	4,336.441	60,970	60,970
Money Market Fund	497,349.910	497,350	497,352
Technology Fund	3,149.806	61,036	62,209
Janus Aspen Series - Service
Balanced Portfolio	1,067.186	29,546	35,185
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	2,275.080	52,158	45,410
Oppenheimer Variable Account Funds - Service:
Core Bond Fund	1,859.006	14,593	14,612
International Growth Fund	24,196.541	62,322	58,072
PIMCO Variable Insurance Trust - Administrative:
All Asset Portfolio	5,305.545	59,050	54,965
Long Term US Government Portfolio	13,708.863	177,764	165,193
Short-Term Portfolio	3,875.685	39,541	39,765
PIMCO Variable Insurance Trust - Advisor:
CommodityRealReturn Strategy Portfolio	1,262.071	9,030	6,196
Emerging Markets Bond Portfolio	8,822.751	130,217	111,961
High Yield Portfolio	5,692.487	46,092	45,029
Low Duration Portfolio	11,702.141	125,093	123,809
Real Return Portfolio	5,737.190	84,198	73,494
Total Return Portfolio	94,358.907	1,069,476	1,056,821
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio	6,308.795	75,670	88,576
Equity Income Portfolio	627.926	13,696	18,756
High Yield Portfolio	3,351.422	34,693	32,140
Mid Cap Value Portfolio	1,195.652	18,808	27,009
Strategic Income Portfolio	894.715	9,278	9,180

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities – Continued

December 31, 2014

	SHARES	COST	VALUE

Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	5,099.056	$89,005	$102,949
Equity Income Portfolio II	1,166.785	33,901	34,934
Health Sciences Portfolio II	3,548.124	114,822	128,620
Van Eck VIP Trust:
Emerging Markets Fund	426.431	5,939	5,522
Global Hard Assets Fund	342.413	10,227	8,437
Vanguard Variable Insurance Fund:
Balanced Portfolio	1,382.404	24,665	33,164
Capital Growth Portfolio	4,873.573	123,935	132,318
International Portfolio	414.279	7,246	8,547
Total Bond Market Index Portfolio	2,166.312	25,692	26,147
Total Stock Market Index Portfolio	3,111.906	74,277	104,125
Virtus Variable Insurance Trust:
Virtus Real Estate Securities Series	904.948	25,192	24,479
Wanger Advisors Trust:
International Select Fund	394.228	6,985	7,068
Total assets			$6,183,623

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities – Continued

December 31, 2014

	UNITS	UNIT VALUE	VALUE

Net assets attributable to:
Contract owners’ deferred annuity reserves:
ALPS Investors Variable Insurance Trust:
Conservative ETF Asset Allocation Portfolio	50,519.450	$1.232017	$62,241
Growth ETF Asset Allocation Portfolio	682,374.970	1.341065	915,109
Income and Growth ETF Asset Allocation Portfolio	32,972.486	1.280203	42,211
The Dreyfus Investment Portfolios:
MidCap Stock Portfolio	247,041.632	1.942354	479,842
Small Cap Stock Index Portfolio	59,450.733	1.952688	116,089
Dreyfus Stock Index Fund - Service	23,056.186	1.691493	38,999
Fidelity Variable Insurance Products - Service:
Growth Opportunities Portfolio	19,844.563	1.767147	35,068
Investment Grade Bond Portfolio	41,130.430	1.398926	57,538
Real Estate Portfolio	30,202.046	1.660676	50,156
Strategic Income Portfolio	18,477.872	1.501499	27,745
Franklin Templeton Variable Insurance Products Trust:
Mutual Global Discovery II Fund	66,866.751	1.557865	104,169
Templeton Global Bond II Fund	17,350.584	1.610486	27,943
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	21,618.450	0.978847	21,161
Rydex Biotechnology Fund	28,669.347	3.730989	106,965
Rydex Dow 2X Strategy Fund	319,182.245	1.787087	570,406
Rydex Energy Fund	74,552.303	0.883746	65,885
Rydex NASDAQ-100® Fund	1,159.031	2.223555	2,577
Rydex S&P 500 Pure Value Fund	60,844.086	1.907948	116,087
Rydex Transportation Fund	49,105.274	2.044946	100,418
Invesco Variable Insurance Funds:
Mid Cap Core Equity Fund	40,146.758	1.518687	60,970
Money Market Fund	49,701.603	10.006750	497,352
Technology Fund	34,528.905	1.801636	62,209
Janus Aspen Series - Service
Balanced Portfolio	20,718.265	1.698253	35,185
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	43,801.203	1.036733	45,410
Oppenheimer Variable Account Funds - Service:
Core Bond Fund	14,994.467	0.974480	14,612
International Growth Fund	45,761.166	1.269029	58,072
PIMCO Variable Insurance Trust - Administrative:
All Asset Portfolio	40,476.908	1.357941	54,965
Long Term US Government Portfolio	94,316.444	1.751472	165,193
Short-Term Portfolio	34,689.734	1.146301	39,765
PIMCO Variable Insurance Trust - Advisor:
CommodityRealReturn Strategy Portfolio	10,657.946	0.581391	6,196
Emerging Markets Bond Portfolio	77,482.680	1.444981	111,961
High Yield Portfolio	28,129.709	1.600770	45,029
Low Duration Portfolio	98,365.021	1.258666	123,809
Real Return Portfolio	56,870.165	1.292313	73,494
Total Return Portfolio	729,274.323	1.449140	1,056,821
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio	66,803.053	1.325927	88,576
Equity Income Portfolio	11,365.964	1.650173	18,756
High Yield Portfolio	20,246.780	1.587409	32,140
Mid Cap Value Portfolio	16,218.102	1.665387	27,009
Strategic Income Portfolio	6,154.921	1.491446	9,180

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities – Continued

December 31, 2014

	UNITS	UNIT VALUE	VALUE

Net assets attributable to: (continued)
Contract owners’ deferred annuity reserves: (continued)
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	54,020.173	$1.905759	$102,949
Equity Income Portfolio II	22,646.611	1.542561	34,934
Health Sciences Portfolio II	38,098.037	3.376014	128,620
Van Eck VIP Trust:
Emerging Markets Fund	4,550.765	1.213411	5,522
Global Hard Assets Fund	10,467.487	0.806013	8,437
Vanguard Variable Insurance Fund:
Balanced Portfolio	20,147.562	1.646054	33,164
Capital Growth Portfolio	65,925.456	2.007081	132,318
International Portfolio	7,547.502	1.132376	8,547
Total Bond Market Index Portfolio	19,364.113	1.350303	26,147
Total Stock Market Index Portfolio	59,831.749	1.740289	104,125
Virtus Variable Insurance Trust:
Virtus Real Estate Securities Series	14,705.367	1.664603	24,479
Wanger Advisors Trust:
International Select Fund	6,280.490	1.125435	7,068
Net assets attributable to contract owners’ deferred annuity reserves			$6,183,623

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations

For the Year Ended December 31, 2014

	ALPS INVESTORS VARIABLE INSURANCE TRUST			DREYFUS INVESTMENT PORTFOLIOS
			INCOME		SMALL
	CONSERVATIVE	GROWTH	AND GROWTH		CAP
	ETF ASSET	ETF ASSET	ETF ASSET	MIDCAP	STOCK
	ALLOCATION	ALLOCATION	ALLOCATION	STOCK	INDEX

Investment income:
Income dividends from investments in portfolio shares	$639	$9,310	$484	$3,409	$708
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5)	20,558	1,875	9,017	2,953
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	653
Net realized long-term capital gain distributions from investments in portfolio shares	918	1,983	705	2,388	6,074
Net realized gain (loss) on investments in portfolio shares	913	22,541	2,580	11,405	9,680
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	135	(17,734)	(1,586)	4,002	(4,224)
Net increase (decrease) in net assets from operations	$1,687	$14,117	$1,478	$18,816	$6,164

Statements Of Changes in Net Assets

For the Year Ended December 31, 2014

	ALPS INVESTORS VARIABLE INSURANCE TRUST			DREYFUS INVESTMENT PORTFOLIOS
			INCOME		SMALL
	CONSERVATIVE	GROWTH	AND GROWTH		CAP
	ETF ASSET	ETF ASSET	ETF ASSET	MIDCAP	STOCK
	ALLOCATION	ALLOCATION	ALLOCATION	STOCK	INDEX

Changes from operations:
Investment income	$639	$9,310	$484	$3,409	$708
Net realized gain (loss) on investments in portfolio shares	913	22,541	2,580	11,405	9,680
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	135	(17,734)	(1,586)	4,002	(4,224)
Net increase (decrease) in net assets from operations	1,687	14,117	1,478	18,816	6,164
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(797)	(288,044)	(5,463)	(19,776)	(1,076)
Net transfers	—	(3,224)	—	41,079	(13,099)
Net increase (decrease) in net assets from contract owners’ transactions	(797)	(291,268)	(5,463)	21,303	(14,175)
Net increase (decrease) in net assets	890	(277,151)	(3,985)	40,119	(8,011)
Net assets, beginning of period	61,351	1,192,260	46,196	439,723	124,100
Net assets, end of period	$62,241	$915,109	$42,211	$479,842	$116,089

The accompanying notes are an integral part of these financial statements.

	FIDELITY VARIABLE INSURANCE PRODUCTS

DREYFUS
STOCK			GROWTH &	GROWTH	HIGH	INVESTMENT		REAL
INDEX	BALANCED	CONTRAFUND®	INCOME	OPPORTUNITIES	INCOME	GRADE BOND	OVERSEAS	ESTATE

$316	$—	$—	$—	$2	$—	$1,140	$—	$730

—	4,322	1,989	1,666	—	2,131	170	47	9,486
28	2,039	—	—	24	—	5	2	135

141	7,607	—	—	—	—	—	—	3,042
169	13,968	1,989	1,666	24	2,131	175	49	12,663

3,632	(9,464)	—	(1,750)	3,716	6,485	(176)	(727)	5,261
$4,117	$4,504	$1,989	$(84)	$3,742	$8,616	$1,139	$(678)	$18,654

	FIDELITY VARIABLE INSURANCE PRODUCTS

DREYFUS
STOCK			GROWTH &	GROWTH	HIGH	INVESTMENT		REAL
INDEX	BALANCED	CONTRAFUND®	INCOME	OPPORTUNITIES	INCOME	GRADE BOND	OVERSEAS	ESTATE

$316	$—	$—	$—	$2	$—	$1,140	$—	$730
169	13,968	1,989	1,666	24	2,131	175	49	12,663

3,632	(9,464)	—	(1,750)	3,716	6,485	(176)	(727)	5,261
4,117	4,504	1,989	(84)	3,742	8,616	1,139	(678)	18,654

—	—	—	—	—	—	—	—	—
(2)	(2)	(125,762)	(11,174)	—	(12,850)	—	(17)	(491)
20,738	(89,094)	123,773	—	—	(256,228)	56,399	(9,542)	(43,607)

20,736	(89,096)	(1,989)	(11,174)	—	(269,078)	56,399	(9,559)	(44,098)
24,853	(84,592)	—	(11,258)	3,742	(260,462)	57,538	(10,237)	(25,444)
14,146	84,592	—	11,258	31,326	260,462	—	10,237	75,600
$38,999	$—	$—	$—	$35,068	$—	$57,538	$—	$50,156

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)			FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
					MUTUAL
	STRATEGIC	VALUE	VALUE	HIGH	GLOBAL
	INCOME	LEADERS (a)*	STRATEGIES	INCOME (b)*	DISCOVERY (c)*

Investment income:
Income dividends from investments in portfolio shares	$800	$—	$—	$—	$2,199
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	215	5,261	4,462	65,243	(29)
Net realized short-term capital gain distributions from investments in portfolio shares	111	—	—	—	982
Net realized long-term capital gain distributions from investments in portfolio shares	210	—	—	—	5,824
Net realized gain (loss) on investments in portfolio shares	536	5,261	4,462	65,243	6,777
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	624	(5,220)	(4,289)	(43,741)	(11,167)
Net increase (decrease) in net assets from operations	$1,960	$41	$173	$21,502	$(2,191)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)			FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
					MUTUAL
	STRATEGIC	VALUE	VALUE	HIGH	GLOBAL
	INCOME	LEADERS (a)*	STRATEGIES	INCOME (b)*	DISCOVERY (c)*

Changes from operations:
Investment income	$800	$—	$—	$—	$2,199
Net realized gain (loss) on investments in portfolio shares	536	5,261	4,462	65,243	6,777
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	624	(5,220)	(4,289)	(43,741)	(11,167)
Net increase (decrease) in net assets from operations	1,960	41	173	21,502	(2,191)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(1)	—	—	(1,012,640)	(356)
Net transfers	(20,612)	(11,492)	(12,091)	(354,967)	106,716
Net increase (decrease) in net assets from contract owners’ transactions	(20,613)	(11,492)	(12,091)	(1,367,607)	106,360
Net increase (decrease) in net assets	(18,653)	(11,451)	(11,918)	(1,346,105)	104,169
Net assets, beginning of period	46,398	11,451	11,918	1,346,105	—
Net assets, end of period	$27,745	$—	$—	$—	$104,169
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)			GUGGENHEIM VARIABLE INSURANCE FUNDS
	TEMPLETON	U.S.	MULTI			RYDEX	RYDEX
STRATEGIC	GLOBAL	GOVERNMENT	HEDGE	RYDEX	RYDEX	CONSUMER	DOW 2X	RYDEX
INCOME (d)*	BOND (e)*	SECURITIES (f)*	STRATEGIES	BANKING	BIOTECHNOLOGY	PRODUCTS	STRATEGY	ENERGY

$1,264	$959	$3,159	$—	$—	$—	$—	$—	$90

(1,261)	—	(131)	23	(1,553)	14,026	13,072	70,748	(622)
30	—	—	—	—	—	—	—	689

389	—	—	—	—	—	—	—	7,159
(842)	—	(131)	23	(1,553)	14,026	13,072	70,748	7,226

—	(342)	(282)	925	—	15,984	(6,694)	—	(35,054)
$422	$617	$2,746	$948	$(1,553)	$30,010	$6,378	$70,748	$(27,738)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)			GUGGENHEIM VARIABLE INSURANCE FUNDS
	TEMPLETON	U.S.	MULTI			RYDEX	RYDEX
STRATEGIC	GLOBAL	GOVERNMENT	HEDGE	RYDEX	RYDEX	CONSUMER	DOW 2X	RYDEX
INCOME (d)*	BOND (e)*	SECURITIES (f)*	STRATEGIES	BANKING	BIOTECHNOLOGY	PRODUCTS	STRATEGY	ENERGY

$1,264	$959	$3,159	$—	$—	$—	$—	$—	$90
(842)	—	(131)	23	(1,553)	14,026	13,072	70,748	7,226

—	(342)	(282)	925	—	15,984	(6,694)	—	(35,054)
422	617	2,746	948	(1,553)	30,010	6,378	70,748	(27,738)

—	—	—	—	—	—	—	—	—
(566)	(19,150)	(1,704)	(1)	(108,556)	(1,016)	(548)	(100)	(282)
144	46,476	(125,066)	94	110,109	(26,364)	(97,799)	499,758	93,905

(422)	27,326	(126,770)	93	1,553	(27,380)	(98,347)	499,658	93,623
—	27,943	(124,024)	1,041	—	2,630	(91,969)	570,406	65,885
—	—	124,024	20,120	—	104,335	91,969	—	—
$—	$27,943	$—	$21,161	$—	$106,965	$—	$570,406	$65,885

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX PRECIOUS METALS

Investment income:
Income dividends from investments in portfolio shares	$2	$—	$—	$—	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,678	(3,888)	(10,976)	—	(559)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	12,198	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	19,961	142	—
Net realized gain (loss) on investments in portfolio shares	1,678	(3,888)	21,183	142	(559)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,476	—	131	125
Net increase (decrease) in net assets from operations	$1,680	$(2,412)	$21,183	$273	$(434)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX PRECIOUS METALS

Changes from operations:
Investment income	$2	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	1,678	(3,888)	21,183	142	(559)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,476	—	131	125
Net increase (decrease) in net assets from operations	1,680	(2,412)	21,183	273	(434)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(415)	1	(20,482)	—	(13)
Net transfers	(1,265)	(9,638)	(701)	2,304	(1,801)
Net increase (decrease) in net assets from contract owners’ transactions	(1,680)	(9,637)	(21,183)	2,304	(1,814)
Net increase (decrease) in net assets	—	(12,049)	—	2,577	(2,248)
Net assets, beginning of period	—	12,049	—	—	2,248
Net assets, end of period	$—	$—	$—	$2,577	$—

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX TRANSPORTATION	RYDEX UTILITIES	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY

$—	$—	$1,145	$—	$—	$—	$—	$440	$6

(18,388)	(27,674)	(14,659)	14,819	(22)	19,694	14,320	(3,076)	(1,122)
—	18,651	9,275	—	—	—	—	—	454

—	10,155	19,493	—	—	—	—	—	1,206
(18,388)	1,132	14,109	14,819	(22)	19,694	14,320	(3,076)	538

(12,016)	—	(1,516)	(11,362)	7,359	(6,526)	(3,572)	18,089	—
$(30,404)	$1,132	$13,738	$3,457	$7,337	$13,168	$10,748	$15,453	$544

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS
RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX TRANSPORTATION	RYDEX UTILITIES	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY

$—	$—	$1,145	$—	$—	$—	$—	$440	$6
(18,388)	1,132	14,109	14,819	(22)	19,694	14,320	(3,076)	538

(12,016)	—	(1,516)	(11,362)	7,359	(6,526)	(3,572)	18,089	—
(30,404)	1,132	13,738	3,457	7,337	13,168	10,748	15,453	544

—	—	—	—	—	—	—	—	—
(19)	(10,627)	(10,943)	(684)	(108,994)	(514)	(545)	(1,013,522)	(200,897)
(512,442)	9,495	113,292	(121,061)	202,075	(93,582)	(98,402)	(217,341)	261,323

(512,461)	(1,132)	102,349	(121,745)	93,081	(94,096)	(98,947)	(1,230,863)	60,426
(542,865)	—	116,087	(118,288)	100,418	(80,928)	(88,199)	(1,215,410)	60,970
542,865	—	—	118,288	—	80,928	88,199	1,215,410	—
$—	$—	$116,087	$—	$100,418	$—	$—	$—	$60,970

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

					LAZARD
	INVESCO VARIABLE		JANUS		RETIREMENT
	INSURANCE FUNDS (continued)		ASPEN SERIES - SERVICE		SERIES
					EMERGING
	MONEY			FLEXIBLE	MARKETS
	MARKET	TECHNOLOGY	BALANCED	BOND	EQUITY

Investment income:
Income dividends from investments in portfolio shares	$97	$—	$515	$—	$815
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	12	1,071	(693)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	207	—	—	4
Net realized long-term capital gain distributions from investments in portfolio shares	—	4,827	845	—	434
Net realized gain (loss) on investments in portfolio shares	—	5,046	1,916	(693)	438
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,172	251	941	(6,597)
Net increase (decrease) in net assets from operations	$97	$6,218	$2,682	$248	$(5,344)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2014

					LAZARD
	INVESCO VARIABLE		JANUS		RETIREMENT
	INSURANCE FUNDS (continued)		ASPEN SERIES - SERVICE		SERIES
	MONEY			FLEXIBLE	EMERGING MARKETS
	MARKET	TECHNOLOGY	BALANCED	BOND	EQUITY

Changes from operations:
Investment income	$97	$—	$515	$—	$815
Net realized gain (loss) on investments in portfolio shares	—	5,046	1,916	(693)	438
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,172	251	941	(6,597)
Net increase (decrease) in net assets from operations	97	6,218	2,682	248	(5,344)
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(554,488)	(646)	(12,543)	(17,530)	1
Net transfers	496,943	—	—	(83)	39,598
Net increase (decrease) in net assets from contract owners’ transactions	(57,545)	(646)	(12,543)	(17,613)	39,599
Net increase (decrease) in net assets	(57,448)	5,572	(9,861)	(17,365)	34,255
Net assets, beginning of period	554,800	56,637	45,046	17,365	11,155
Net assets, end of period	$497,352	$62,209	$35,185	$—	$45,410

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER
VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE			PIMCO VARIABLE INSURANCE TRUST - ADVISOR
			LONG		COMMODITY-	EMERGING
CORE	INTERNATIONAL	ALL	TERM US	SHORT-	REALRETURN	MARKETS	HIGH	LOW
BOND	GROWTH	ASSET	GOVERNMENT	TERM	STRATEGY	BOND	YIELD	DURATION

$—	$64	$3,874	$3,227	$279	$19	$6,508	$7,168	$730

899	—	1,173	(128)	—	(79)	(103)	(6,014)	(183)
—	—	—	—	13	—	—	—	—

—	136	—	—	27	—	2,231	—	—
899	136	1,173	(128)	40	(79)	2,128	(6,014)	(183)

(444)	(5,644)	(1,566)	27,078	(40)	(1,310)	(5,238)	(1,061)	(1,099)
$455	$(5,444)	$3,481	$30,177	$279	$(1,370)	$3,398	$93	$(552)

OPPENHEIMER
VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE			PIMCO VARIABLE INSURANCE TRUST - ADVISOR

			LONG		COMMODITY-	EMERGING
CORE	INTERNATIONAL	ALL	TERM US	SHORT-	REALRETURN	MARKETS	HIGH	LOW
BOND	GROWTH	ASSET	GOVERNMENT	TERM	STRATEGY	BOND	YIELD	DURATION

$—	$64	$3,874	$3,227	$279	$19	$6,508	$7,168	$730
899	136	1,173	(128)	40	(79)	2,128	(6,014)	(183)

(444)	(5,644)	(1,566)	27,078	(40)	(1,310)	(5,238)	(1,061)	(1,099)
455	(5,444)	3,481	30,177	279	(1,370)	3,398	93	(552)

—	—	—	—	—	—	—	—	—
(242)	—	(2)	(1,125)	1	—	(1,073)	(1,870)	(452)
(6,868)	56,569	(51,414)	16,433	—	481	(23,396)	9,304	123,079

(7,110)	56,569	(51,416)	15,308	1	481	(24,469)	7,434	122,627
(6,655)	51,125	(47,935)	45,485	280	(889)	(21,071)	7,527	122,075
21,267	6,947	102,900	119,708	39,485	7,085	133,032	37,502	1,734
$14,612	$58,072	$54,965	$165,193	$39,765	$6,196	$111,961	$45,029	$123,809

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE TRUST - ADVISOR (continued)		PIONEER VARIABLE CONTRACTS TRUST

	REAL	TOTAL	DISCIPLINED	EQUITY	HIGH
	RETURN	RETURN	VALUE	INCOME	YIELD

Investment income:
Income dividends from investments in portfolio shares	$969	$25,172	$2,353	$475	$7,974
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(99)	(16,561)	20,436	2,765	29,807
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	6,115	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	14,336	—	—
Net realized gain (loss) on investments in portfolio shares	(99)	(16,561)	40,887	2,765	29,807
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,271	37,638	(29,103)	(1,117)	(21,967)
Net increase (decrease) in net assets from operations	$2,141	$46,249	$14,137	$2,123	$15,814
Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2014

	PIMCO VARIABLE TRUST -
	ADVISOR (continued)		PIONEER VARIABLE CONTRACTS TRUST

	REAL	TOTAL	DISCIPLINED	EQUITY	HIGH
	RETURN	RETURN	VALUE	INCOME	YIELD

Changes from operations:
Investment income	$969	$25,172	$2,353	$475	$7,974
Net realized gain (loss) on investments in portfolio shares	(99)	(16,561)	40,887	2,765	29,807
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,271	37,638	(29,103)	(1,117)	(21,967)
Net increase (decrease) in net assets from operations	2,141	46,249	14,137	2,123	15,814
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(4)	(34,931)	(1)	(12,857)	(1,039,623)
Net transfers	312	(54,849)	(133,749)	—	(149,974)
Net increase (decrease) in net assets from contract owners’ transactions	308	(89,780)	(133,750)	(12,857)	(1,189,597)
Net increase (decrease) in net assets	2,449	(43,531)	(119,613)	(10,734)	(1,173,783)
Net assets, beginning of period	71,045	1,100,352	208,189	29,490	1,205,923
Net assets, end of period	$73,494	$1,056,821	$88,576	$18,756	$32,140

The accompanying notes are an integral part of these financial statements.

PIONEER VARIABLE CONTRACTS TRUST (continued)		T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE PRICE FIXED INCOME SERIES	VAN ECK VIP TRUST
MID CAP VALUE	STRATEGIC INCOME	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED- TERM BOND II	EMERGING MARKETS	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES

$164	$84	$—	$1,314	$—	$4	$28	$—	$—

—	116	23,148	20,664	1,280	(111)	—	—	(40)
596	—	—	—	2,040	—	215	—	—

2,777	—	—	—	7,272	—	430	—	65
3,373	116	23,148	20,664	10,592	(111)	645	—	25

(55)	(118)	(10,309)	(14,134)	9,821	129	(697)	(2,024)	—
$3,482	$82	$12,839	$7,844	$20,413	$22	$(24)	$(2,024)	$25

PIONEER VARIABLE CONTRACTS TRUST (continued)		T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE PRICE FIXED INCOME SERIES	VAN ECK VIP TRUST
MID CAP VALUE	STRATEGIC INCOME	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED- TERM BOND II	EMERGING MARKETS	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES

$164	$84	$—	$1,314	$—	$4	$28	$—	$—
3,373	116	23,148	20,664	10,592	(111)	645	—	25

(55)	(118)	(10,309)	(14,134)	9,821	129	(697)	(2,024)	—
3,482	82	12,839	7,844	20,413	22	(24)	(2,024)	25

—	—	—	—	—	—	—	—	—
(1)	5	(614)	(661)	(350)	(9,048)	1	—	—
—	(5,931)	(31,153)	(89,203)	92,561	—	—	—	(25)

(1)	(5,926)	(31,767)	(89,864)	92,211	(9,048)	1	—	(25)
3,481	(5,844)	(18,928)	(82,020)	112,624	(9,026)	(23)	(2,024)	—
23,528	15,024	121,877	116,954	15,996	9,026	5,545	10,461	—
$27,009	$9,180	$102,949	$34,934	$128,620	$—	$5,522	$8,437	$—

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2014

	VANGUARD VARIABLE INSURANCE FUNDS
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	INTERNATIONAL	TOTAL BOND MARKET INDEX

Investment income:
Income dividends from investments in portfolio shares	$708	$—	$—	$129	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,336	12	6,564	9	—
Net realized short-term capital gain distributions from investments in portfolio shares	186	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,469	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	6,991	12	6,564	9	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,688)	8,383	(6,776)	(690)	455
Net increase (decrease) in net assets from operations	$3,011	$8,395	$(212)	$(552)	$455
Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2014

	VANGUARD VARIABLE INSURANCE FUNDS
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	INTERNATIONAL	TOTAL BOND MARKET INDEX

Changes from operations:
Investment income	$708	$—	$—	$129	$—
Net realized gain (loss) on investments in portfolio shares	6,991	12	6,564	9	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,688)	8,383	(6,776)	(690)	455
Net increase (decrease) in net assets from operations	3,011	8,395	(212)	(552)	455
Changes from contract owners transactions:
Net contract purchase payments	—	—	—	—	—
Contract redemptions (including breakage)	(18,769)	(572)	(19,985)	(61)	(50)
Net transfers	—	124,495	—	—	25,742
Net increase (decrease) in net assets from contract owners’ transactions	(18,769)	123,923	(19,985)	(61)	25,692
Net increase (decrease) in net assets	(15,758)	132,318	(20,197)	(613)	26,147
Net assets, beginning of period	48,922	—	20,197	9,160	—
Net assets, end of period	$33,164	$132,318	$—	$8,547	$26,147

The accompanying notes are an integral part of these financial statements.

VANGUARD VARIABLE INSURANCE FUNDS (continued)	VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES	INTERNATIONAL SELECT	COMBINED TOTAL

$1,388	$252	$110	$91,222

4,337	—	—	287,428
31	101	—	54,784

5,473	2,575	350	130,644
9,841	2,676	350	472,856

664	2,952	(989)	(134,409)
$11,893	$5,880	$(529)	$429,669

VANGUARD VARIABLE INSURANCE FUNDS (continued)	VIRTUS VARIABLE INSURANCE TRUST	WANGER ADVISORS TRUST
TOTAL STOCK MARKET INDEX	REAL ESTATE SECURITIES	INTERNATIONAL SELECT	COMBINED TOTAL

$1,388	$252	$110	$91,222
9,841	2,676	350	472,856

664	2,952	(989)	(134,409)
11,893	5,880	(529)	429,669

—	—	—	—
(1,372)	1	—	(4,706,889)
(7,134)	—	—	—

(8,506)	1	—	(4,706,889)
3,387	5,881	(529)	(4,277,220)
100,738	18,598	7,597	10,460,843
$104,125	$24,479	$7,068	$6,183,623

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations

For the Year Ended December 31, 2013

	ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND		ALPS INVESTORS VARIABLE INSURANCE TRUST (a)*
	INTERMEDIATE BOND	INTERNATIONAL VALUE	CONSERVATIVE ETF ASSET ALLOCATION	GROWTH ETF ASSET ALLOCATION	INCOME AND GROWTH ETF ASSET ALLOCATION

Investment income:
Income dividends from investments in portfolio shares	$148	$201	$792	$13,312	$657
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(238)	1,589	3,862	63,767	1,843
Net realized short-term capital gain distributions from investments in portfolio shares	50	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	81	—	736	1,449	416
Net realized gain (loss) on investments in portfolio shares	(107)	1,589	4,598	65,216	2,259
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(1,006)	(1,966)	58,797	537
Net increase (decrease) in net assets from operations	$41	$784	$3,424	$137,325	$3,453
Statements of Changes in Net Assets For the Year Ended December 31, 2013

	ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND		ALPS INVESTORS VARIABLE INSURANCE TRUST (a)*
	INTERMEDIATE BOND	INTERNATIONAL VALUE	CONSERVATIVE ETF ASSET ALLOCATION	GROWTH ETF ASSET ALLOCATION	INCOME AND GROWTH ETF ASSET ALLOCATION

Changes from operations:
Investment income	$148	$201	$792	$13,312	$657
Net realized gain (loss) on investments in portfolio shares	(107)	1,589	4,598	65,216	2,259
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(1,006)	(1,966)	58,797	537
Net increase (decrease) in net assets from operations	41	784	3,424	137,325	3,453
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	1	6	—
Contract redemptions	(3)	(9,835)	(29,895)	(55,586)	(5,535)
Net transfers	(38)	—	27,072	(27,072)	—
Net increase (decrease) in net assets from contract owners’ transactions	(41)	(9,835)	(2,822)	(82,652)	(5,535)
Net increase (decrease) in net assets	—	(9,051)	602	54,673	(2,082)
Net assets, beginning of period	—	9,051	60,749	1,137,587	48,278
Net assets, end of period	$—	$—	$61,351	$1,192,260	$46,196
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FIDELITY VARIABLE INSURANCE PRODUCTS
MIDCAP STOCK	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX	INTERNATIONAL EQUITY	BALANCED	CONTRAFUND®	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES

$5,410	$—	$1,606	$289	$1,062	$—	$—	$169	$13

62,384	342	30,240	747	1,937	979	16,227	7	—
—	—	372	—	1,747	—	—	—	15

—	—	1,699	—	3,019	—	—	—	—
62,384	342	32,311	747	6,703	979	16,227	7	15

—	28,089	(788)	—	8,796	(160)	(6,320)	1,750	8,522
$67,794	$28,431	$33,129	$1,036	$16,561	$819	$9,907	$1,926	$8,550

DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FIDELITY VARIABLE INSURANCE PRODUCTS
MIDCAP STOCK	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX	INTERNATIONAL EQUITY	BALANCED	CONTRAFUND®	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES

$5,410	$—	$1,606	$289	$1,062	$—	$—	$169	$13
62,384	342	32,311	747	6,703	979	16,227	7	15

—	28,089	(788)	—	8,796	(160)	(6,320)	1,750	8,522
67,794	28,431	33,129	1,036	16,561	819	9,907	1,926	8,550

—	—	—	—	—	—	1	—	—
(19,747)	(2,361)	(186,277)	(54)	(54,385)	(10,426)	(938)	(88)	—
(22,992)	98,030	—	(982)	—	—	(94,294)	9,420	—

(42,739)	95,669	(186,277)	(1,036)	(54,385)	(10,426)	(95,231)	9,332	—
25,055	124,100	(153,148)	—	(37,824)	(9,607)	(85,324)	11,258	8,550
414,668	—	167,294	—	122,416	9,607	85,324	—	22,776
$439,723	$124,100	$14,146	$—	$84,592	$—	$—	$11,258	$31,326

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2013

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)

	HIGH INCOME	INVESTMENT GRADE BOND	OVERSEAS	REAL ESTATE	STRATEGIC INCOME

Investment income:
Income dividends from investments in portfolio shares	$16,186	$—	$102	$1,259	$1,849
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	26,217	(1,217)	5,251	308	377
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	35	1,035	55
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	2,495	450
Net realized gain (loss) on investments in portfolio shares	26,217	(1,217)	5,286	3,838	882
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,155)	366	(3,707)	(7,382)	(3,213)
Net increase (decrease) in net assets from operations	$38,248	$(851)	$1,681	$(2,285)	$(482)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2013

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)

	HIGH INCOME	INVESTMENT GRADE BOND	OVERSEAS	REAL ESTATE	STRATEGIC INCOME

Changes from operations:
Investment income	$16,186	$—	$102	$1,259	$1,849
Net realized gain (loss) on investments in portfolio shares	26,217	(1,217)	5,286	3,838	882
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,155)	366	(3,707)	(7,382)	(3,213)
Net increase (decrease) in net assets from operations	38,248	(851)	1,681	(2,285)	(482)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	11	—	—	—	—
Contract redemptions	(29,004)	(1,449)	(1,042)	(2,438)	(31,114)
Net transfers	(1,253,702)	(31,839)	(6,137)	31,651	(10,092)
Net increase (decrease) in net assets from contract owners’ transactions	(1,282,695)	(33,288)	(7,179)	29,213	(41,206)
Net increase (decrease) in net assets	(1,244,447)	(34,139)	(5,498)	26,928	(41,688)
Net assets, beginning of period	1,504,909	34,139	15,735	48,672	88,086
Net assets, end of period	$260,462	$—	$10,237	$75,600	$46,398
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

FIDELITY VARIABLE VARIABLE INSURANCE PRODUCTS (continued)		FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
VALUE LEADERS	VALUE STRATEGIES	HIGH INCOME (d)*	INCOME (e)*	MUTUAL GLOBAL DISCOVERY (f)*	SMALL- MID CAP GROWTH (g)*	STRATEGIC INCOME (h)*	TEMPLETON GLOBAL BOND (i)*	U.S. GOVERNMENT SECURITIES (j)*

$41	$74	$—	$—	$—	$—	$312	$1,314	$3,564

—	—	113,869	224	10,264	13,851	257	5,772	(10,351)
—	—	—	—	—	—	15	—	—

—	—	—	—	—	4,657	52	339	—
—	—	113,869	224	10,264	18,508	324	6,111	(10,351)

2,920	2,689	(35,986)	—	(2,094)	288	(399)	(5,770)	1,771
$2,961	$2,763	$77,883	$224	$8,170	$18,796	$237	$1,655	$(5,016)

FIDELITY VARIABLE VARIABLE INSURANCE PRODUCTS (continued)		FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
VALUE LEADERS	VALUE STRATEGIES	HIGH INCOME (d)*	INCOME (e)*	MUTUAL GLOBAL DISCOVERY (f)*	SMALL- MID CAP GROWTH (g)*	STRATEGIC INCOME (h)*	TEMPLETON GLOBAL BOND (i)*	U.S. GOVERNMENT SECURITIES (j)*

$41	$74	$—	$—	$—	$—	$312	$1,314	$3,564
—	—	113,869	224	10,264	18,508	324	6,111	(10,351)

2,920	2,689	(35,986)	—	(2,094)	288	(399)	(5,770)	1,771
2,961	2,763	77,883	224	8,170	18,796	237	1,655	(5,016)

—	—	6	—	—	(1)	—	—	—
—	—	(61,913)	(49,607)	(115,642)	(776)	(25,655)	(150,933)	(5,758)
—	—	87,729	49,383	—	(79,837)	(2,611)	75	33,288

—	—	25,822	(224)	(115,642)	(80,614)	(28,266)	(150,858)	27,530
2,961	2,763	103,705	—	(107,472)	(61,818)	(28,029)	(149,203)	22,514
8,490	9,155	1,242,400	—	107,472	61,818	28,029	149,203	101,510
$11,451	$11,918	$1,346,105	$—	$—	$—	$—	$—	$124,024

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS

	MULTI HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY

Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	70	725	(395)	2,318	(22)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	70	725	(395)	2,318	(22)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	260	(125)	578	33,792	—
Net increase (decrease) in net assets from operations	$330	$600	$183	$36,110	$(22)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2013
	GUGGENHEIM VARIABLE INSURANCE FUNDS

	MULTI HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY

Changes from operations:
Investment income	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	70	725	(395)	2,318	(22)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	260	(125)	578	33,792	—
Net increase (decrease) in net assets from operations	330	600	183	36,110	(22)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—
Contract redemptions	(4)	(12,492)	(10,121)	(9,091)	—
Net transfers	(198)	—	(2,211)	9,500	22
Net increase (decrease) in net assets from contract owners’ transactions	(202)	(12,492)	(12,332)	409	22
Net increase (decrease) in net assets	128	(11,892)	(12,149)	36,519	—
Net assets, beginning of period	19,992	11,892	12,149	67,816	—
Net assets, end of period	$20,120	$—	$—	$104,335	$—

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET

$1,235	$—	$—	$—	$—	$—	$1,532	$—	$—

2,674	28,467	(474)	(1,441)	568	802	(184,721)	669	93
—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—
2,674	28,467	(474)	(1,441)	568	802	(184,721)	669	93

5,555	6,241	826	1,930	(90)	(43)	(1)	(153)	659
$9,464	$34,708	$352	$489	$478	$759	$(183,190)	$516	$752

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET

$1,235	$—	$—	$—	$—	$—	$1,532	$—	$—
2,674	28,467	(474)	(1,441)	568	802	(184,721)	669	93

5,555	6,241	826	1,930	(90)	(43)	(1)	(153)	659
9,464	34,708	352	489	478	759	(183,190)	516	752

—	—	—	—	—	—	2	—	—
(17,753)	(80)	(4,848)	(4,697)	(11,816)	(15,426)	(415)	(6,833)	(14,421)
85,762	(475,223)	—	—	(70)	—	183,603	—	—

68,009	(475,303)	(4,848)	(4,697)	(11,886)	(15,426)	183,190	(6,833)	(14,421)
77,473	(440,595)	(4,496)	(4,208)	(11,408)	(14,667)	—	(6,317)	(13,669)
14,496	440,595	4,496	4,208	11,408	14,667	—	6,317	13,669
$91,969	$—	$—	$—	$—	$—	$—	$—	$—

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX MID CAP 1.5X STRATEGY

Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(65)	(503)	2,954	(293)	21,170
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(65)	(503)	2,954	(293)	21,170
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(65)	267	(1,402)	(94)	—
Net increase (decrease) in net assets from operations	$(130)	$(236)	$1,552	$(387)	$21,170

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2013
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX MID CAP 1.5X STRATEGY

Changes from operations:
Investment income	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(65)	(503)	2,954	(293)	21,170
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(65)	267	(1,402)	(94)	—
Net increase (decrease) in net assets from operations	(130)	(236)	1,552	(387)	21,170
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—
Contract redemptions	—	—	(1,387)	—	(18,234)
Net transfers	(3,882)	(7,823)	3,632	(2,412)	(2,936)
Net increase (decrease) in net assets from contract owners’ transactions	(3,882)	(7,823)	2,245	(2,412)	(21,170)
Net increase (decrease) in net assets	(4,012)	(8,059)	3,797	(2,799)	—
Net assets, beginning of period	4,012	8,059	8,252	2,799	—
Net assets, end of period	$—	$—	$12,049	$—	$—

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH

$—	$—	$30	$—	$—	$—	$—	$—	$—

11,719	6,385	(5,053)	322	2,158	4,471	38,393	36,858	(5,710)
—	—	—	—	—	—	—	—	629

—	—	—	—	—	—	—	—	7,722
11,719	6,385	(5,053)	322	2,158	4,471	38,393	36,858	2,641

(6,822)	(2,816)	1,792	(152)	1,232	10,052	(696)	(899)	28,900
$4,897	$3,569	$(3,231)	$170	$3,390	$14,523	$37,697	$35,959	$31,541

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH

$—	$—	$30	$—	$—	$—	$—	$—	$—
11,719	6,385	(5,053)	322	2,158	4,471	38,393	36,858	2,641

(6,822)	(2,816)	1,792	(152)	1,232	10,052	(696)	(899)	28,900
4,897	3,569	(3,231)	170	3,390	14,523	37,697	35,959	31,541

—	—	—	—	—	1	—	—	—
(41,808)	(5)	(284)	(2,940)	(10,174)	(8,903)	(47,193)	(44,511)	(41,928)
(51,248)	(26,078)	(9,336)	—	—	530,868	(27,134)	(15,935)	10,623

(93,056)	(26,083)	(9,620)	(2,940)	(10,174)	521,966	(74,327)	(60,446)	(31,305)
(88,159)	(22,514)	(12,851)	(2,770)	(6,784)	536,489	(36,630)	(24,487)	236
88,159	22,514	15,099	2,770	6,784	6,376	36,630	24,487	118,052
$—	$—	$2,248	$—	$—	$542,865	$—	$—	$118,288

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2013

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS

Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	6,352	6,581	3,385	(900)	33
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	6,352	6,581	3,385	(900)	33
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,651)	(5,172)	(2,431)	1,171	—
Net increase (decrease) in net assets from operations	$2,701	$1,409	$954	$271	$33

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2013
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS

Changes from operations:
Investment income	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	6,352	6,581	3,385	(900)	33
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,651)	(5,172)	(2,431)	1,171	—
Net increase (decrease) in net assets from operations	2,701	1,409	954	271	33
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—
Contract redemptions	(32,279)	(24,581)	(15,851)	(5,345)	—
Net transfers	—	—	—	—	(33)
Net increase (decrease) in net assets from contract owners’ transactions	(32,279)	(24,581)	(15,851)	(5,345)	(33)
Net increase (decrease) in net assets	(29,578)	(23,172)	(14,897)	(5,074)	—
Net assets, beginning of period	29,578	23,172	14,897	5,074	—
Net assets, end of period	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)		INVESCO VARIABLE INSURANCE FUNDS					JANUS ASPEN SERIES
RYDEX TRANSPORTATION	RYDEX UTILITIES	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	BALANCED	ENTERPRISE

$—	$3,195	$3,403	$59,293	$—	$974	$—	$823	$—

353	1,006	548	55,891	23,493	—	—	6,775	2,458
—	—	—	—	—	—	—	486	—

—	—	—	—	—	—	—	3,217	—
353	1,006	548	55,891	23,493	—	—	10,478	2,458

(138)	5,757	(5,722)	(41,128)	(12,046)	—	—	2,870	(906)
$215	$9,958	$(1,771)	$74,056	$11,447	$974	$—	$14,171	$1,552

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)		INVESCO VARIABLE INSURANCE FUNDS					JANUS ASPEN SERIES
RYDEX TRANSPORTATION	RYDEX UTILITIES	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	BALANCED	ENTERPRISE

$—	$3,195	$3,403	$59,293	$—	$974	$—	$823	$—
353	1,006	548	55,891	23,493	—	—	10,478	2,458

(138)	5,757	(5,722)	(41,128)	(12,046)	—	—	2,870	(906)
215	9,958	(1,771)	74,056	11,447	974	—	14,171	1,552

—	(1)	—	1	—	26	—	—	—
(2,853)	(7,820)	(2,709)	(4,195)	(106,591)	(1,224,166)	(20)	(109,643)	(21,272)
—	6,929	39,812	(85,287)	—	101,218	56,657	—	—

(2,853)	(892)	37,103	(89,481)	(106,591)	(1,122,922)	56,637	(109,643)	(21,272)
(2,638)	9,066	35,332	(15,425)	(95,144)	(1,121,948)	56,637	(95,472)	(19,720)
2,638	71,862	52,867	1,230,835	95,144	1,676,748	—	140,518	19,720
$—	$80,928	$88,199	$1,215,410	$—	$554,800	$56,637	$45,046	$—

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2013

	JANUS ASPEN SERIES (continued)		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	FLEXIBLE BOND	OVERSEAS	EMERGING MARKETS EQUITY	CORE BOND	GLOBAL (b)*

Investment income:
Income dividends from investments in portfolio shares	$660	$—	$155	$—	$448
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(966)	703	(1,302)	3,227	31,898
Net realized short-term capital gain distributions from investments in portfolio shares	649	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	736	—	65	—	—
Net realized gain (loss) on investments in portfolio shares	419	703	(1,237)	3,227	31,898
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,450)	(183)	(744)	(2,531)	(20,472)
Net increase (decrease) in net assets from operations	$(371)	$520	$(1,826)	$696	$11,874

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2013

	JANUS ASPEN SERIES (continued)		LAZARD RETIREMENT SERIES	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	FLEXIBLE BOND	OVERSEAS	EMERGING MARKETS EQUITY	CORE BOND	GLOBAL (b)*

Changes from operations:
Investment income	$660	$—	$155	$—	$448
Net realized gain (loss) on investments in portfolio shares	419	703	(1,237)	3,227	31,898
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,450)	(183)	(744)	(2,531)	(20,472)
Net increase (decrease) in net assets from operations	(371)	520	(1,826)	696	11,874
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—
Contract redemptions	(55,119)	(10,450)	(24,511)	(80,768)	(146,731)
Net transfers	29,114	—	—	23,347	—
Net increase (decrease) in net assets from contract owners’ transactions	(26,005)	(10,450)	(24,511)	(57,421)	(146,731)
Net increase (decrease) in net assets	(26,376)	(9,930)	(26,337)	(56,725)	(134,857)
Net assets, beginning of period	43,741	9,930	37,492	77,992	134,857
Net assets, end of period	$17,365	$—	$11,155	$21,267	$—
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE				PIMCO VARIABLE INSURANCE TRUST - ADVISOR
INTERNATIONAL GROWTH	ALL ASSET	FOREIGN BOND US DOLLAR HEDGED	LONG TERM US GOVERNMENT	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	GLOBAL BOND UNHEDGED	HIGH YIELD

$500	$4,818	$175	$2,785	$299	$240	$6,843	$36	$7,564

8,549	2,847	2,632	20	—	(1,383)	5,717	(3,755)	10,236
—	—	—	4,177	—	—	—	—	—

—	—	—	2,312	—	—	1,146	—	—
8,549	2,847	2,632	6,509	—	(1,383)	6,863	(3,755)	10,236

(2,844)	(6,932)	(2,322)	(28,679)	(78)	(997)	(24,770)	3,040	(10,040)
$6,205	$733	$485	$(19,385)	$221	$(2,140)	$(11,064)	$(679)	$7,760

OPPENHEIMER VARIABLE ACCOUNT FUNDS	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE				PIMCO VARIABLE INSURANCE TRUST - ADVISOR
INTERNATIONAL GROWTH	ALL ASSET	FOREIGN BOND US DOLLAR HEDGED	LONG TERM US GOVERNMENT	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	GLOBAL BOND UNHEDGED	HIGH YIELD

$500	$4,818	$175	$2,785	$299	$240	$6,843	$36	$7,564
8,549	2,847	2,632	6,509	—	(1,383)	6,863	(3,755)	10,236

(2,844)	(6,932)	(2,322)	(28,679)	(78)	(997)	(24,770)	3,040	(10,040)
6,205	733	485	(19,385)	221	(2,140)	(11,064)	(679)	7,760

—	—	—	1	—	—	—	—	1
(58,845)	(42,296)	(55,898)	(3,470)	(10)	(7,256)	(83,596)	(29,095)	(185,403)
—	—	—	47,533	—	994	36,628	(20,269)	(193,587)

(58,845)	(42,296)	(55,898)	44,064	(10)	(6,262)	(46,968)	(49,364)	(378,989)
(52,640)	(41,563)	(55,413)	24,679	211	(8,402)	(58,032)	(50,043)	(371,229)
59,587	144,463	55,413	95,029	39,274	15,487	191,064	50,043	408,731
$6,947	$102,900	$—	$119,708	$39,485	$7,085	$133,032	$—	$37,502

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2013

				PIONEER VARIABLE
	PIMCO VARIABLE TRUST - ADVISOR (continued)			CONTRACTS TRUST
	LOW	REAL	TOTAL	DISCIPLINED	EMERGING
	DURATION	RETURN	RETURN	VALUE (c)*	MARKETS

Investment income:
Income dividends from investments in portfolio shares	$397	$1,222	$28,216	$2,796	$—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,759	(214)	(3,237)	4,630	110
Net realized short-term capital gain distributions from investments in portfolio shares	—	251	4,773	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	324	4,853	7,637	—
Net realized gain (loss) on investments in portfolio shares	2,759	361	6,389	12,267	110
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(758)	(7,761)	(69,058)	35,210	(66)
Net increase (decrease) in net assets from operations	$2,398	$(6,178)	$(34,453)	$50,273	$44

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2013

				PIONEER VARIABLE
	PIMCO VARIABLE TRUST - ADVISOR (continued)			CONTRACTS TRUST
	LOW	REAL	TOTAL	DISCIPLINED	EMERGING
	DURATION	RETURN	RETURN	VALUE (c)*	MARKETS

Changes from operations:
Investment income	$397	$1,222	$28,216	$2,796	$—
Net realized gain (loss) on investments in portfolio shares	2,759	361	6,389	12,267	110
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(758)	(7,761)	(69,058)	35,210	(66)
Net increase (decrease) in net assets from operations	2,398	(6,178)	(34,453)	50,273	44
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	(5)	(2)	—
Contract redemptions	(53,627)	(2,525)	(381,968)	(42,243)	(9,911)
Net transfers	(3,276)	(199,759)	13,333	—	86
Net increase (decrease) in net assets from contract owners’ transactions	(56,903)	(202,284)	(368,640)	(42,245)	(9,825)
Net increase (decrease) in net assets	(54,505)	(208,462)	(403,093)	8,028	(9,781)
Net assets, beginning of period	56,239	279,507	1,503,445	200,161	9,781
Net assets, end of period	$1,734	$71,045	$1,100,352	$208,189	$—
*	See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

								T. ROWE
				ROYCE				PRICE FIXED
PIONEER VARIABLE CONTRACTS TRUST (continued)				CAPITAL FUND	T. ROWE PRICE EQUITY SERIES			INCOME SERIES
EQUITY	HIGH	MID CAP	STRATEGIC		BLUE CHIP	EQUITY	HEALTH	LIMITED-TERM
INCOME	YIELD	VALUE	INCOME	SMALL-CAP	GROWTH II	INCOME II	SCIENCES II	BOND II

$703	$16,591	$152	$1,058	$—	$—	$1,374	$—	$176

8,323	2	—	4,235	12,401	23,714	19,529	2,817	(409)
—	—	—	—	—	—	—	160	—

—	—	—	—	—	—	—	484	—
8,323	2	—	4,235	12,401	23,714	19,529	3,461	(409)

4,909	19,416	5,653	(3,923)	(5,382)	7,336	6,356	4,445	241
$13,935	$36,009	$5,805	$1,370	$7,019	$31,050	$27,259	$7,906	$8

								T. ROWE
				ROYCE				PRICE FIXED
PIONEER VARIABLE CONTRACTS TRUST (continued)				CAPITAL FUND	T. ROWE PRICE EQUITY SERIES			INCOME SERIES
EQUITY	HIGH	MID CAP	STRATEGIC		BLUE CHIP	EQUITY	HEALTH	LIMITED-TERM
INCOME	YIELD	VALUE	INCOME	SMALL-CAP	GROWTH II	INCOME II	SCIENCES II	BOND II

$703	$16,591	$152	$1,058	$—	$—	$1,374	$—	$176
8,323	2	—	4,235	12,401	23,714	19,529	3,461	(409)

4,909	19,416	5,653	(3,923)	(5,382)	7,336	6,356	4,445	241
13,935	36,009	5,805	1,370	7,019	31,050	27,259	7,906	8

—	7	—	—	—	—	—	—	—
(84,707)	(197)	—	(109,191)	(67,267)	(12,387)	(94,232)	(595)	(19,912)
(4,736)	1,170,104	—	16,346	—	(47,437)	98,029	(5,919)	—

(89,443)	1,169,914	—	(92,845)	(67,267)	(59,824)	3,797	(6,514)	(19,912)
(75,508)	1,205,923	5,805	(91,475)	(60,248)	(28,774)	31,056	1,392	(19,904)
104,998	—	17,723	106,499	60,248	150,651	85,898	14,604	28,930
$29,490	$1,205,923	$23,528	$15,024	$—	$121,877	$116,954	$15,996	$9,026

PHL VARIABLE ACCUMULATION ACCOUNT II

Statements of Operations – Continued

For the Year Ended December 31, 2013

	VAN ECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS

		GLOBAL
	EMERGING	HARD		DIVERSIFIED
	MARKETS	ASSETS	BALANCED	VALUE	INTERNATIONAL

Investment income:
Income dividends from investments in portfolio shares	$219	$49	$1,088	$388	$114
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,483	—	45	13,253	6
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	189	949	—	—
Net realized gain (loss) on investments in portfolio shares	2,483	189	994	13,253	6
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,576)	739	6,050	(5,904)	1,612
Net increase (decrease) in net assets from operations	$1,126	$977	$8,132	$7,737	$1,732

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2013

	VAN ECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS

		GLOBAL
	EMERGING	HARD		DIVERSIFIED
	MARKETS	ASSETS	BALANCED	VALUE	INTERNATIONAL

Changes from operations:
Investment income	$219	$49	$1,088	$388	$114
Net realized gain (loss) on investments in portfolio shares	2,483	189	994	13,253	6
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,576)	739	6,050	(5,904)	1,612
Net increase (decrease) in net assets from operations	1,126	977	8,132	7,737	1,732
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—
Contract redemptions	(14,510)	—	(198)	(49,891)	(59)
Net transfers	4,858	—	—	—	—
Net increase (decrease) in net assets from contract owners’ transactions	(9,652)	—	(198)	(49,891)	(59)
Net increase (decrease) in net assets	(8,526)	977	7,934	(42,154)	1,673
Net assets, beginning of period	14,071	9,484	40,988	62,351	7,487
Net assets, end of period	$5,545	$10,461	$48,922	$20,197	$9,160

The accompanying notes are an integral part of these financial statements.

			VIRTUS
			VARIABLE
VANGUARD VARIABLE			INSURANCE
INSURANCE FUNDS (continued)			TRUST	WANGER ADVISORS TRUST
		TOTAL
SHORT-TERM	SMALL	STOCK	REAL
INVESTMENT	COMPANY	MARKET	ESTATE		INTERNATIONAL		COMBINED
GRADE	GROWTH	INDEX	SECURITIES	INTERNATIONAL	SELECT	USA	TOTAL

$—	$496	$1,494	$291	$759	$415	$67	$201,433

35	8,091	9,554	—	1,601	—	9,805	594,578

—	502	52	70	73	—	17	15,163

—	4,972	3,399	2,891	1,190	248	4,247	61,974
35	13,565	13,005	2,961	2,864	248	14,069	671,715

—	(7,807)	13,620	(3,087)	295	272	(5,868)	(45,129)
$35	$6,254	$28,119	$165	$3,918	$935	$8,268	$828,019

			VIRTUS
			VARIABLE
VANGUARD VARIABLE			INSURANCE
INSURANCE FUNDS (continued)			TRUST	WANGER ADVISORS TRUST
		TOTAL
SHORT-TERM	SMALL	STOCK	REAL
INVESTMENT	COMPANY	MARKET	ESTATE		INTERNATIONAL		COMBINED
GRADE	GROWTH	INDEX	SECURITIES	INTERNATIONAL	SELECT	USA	TOTAL

$—	$496	$1,494	$291	$759	$415	$67	$201,433
35	13,565	13,005	2,961	2,864	248	14,069	671,715

—	(7,807)	13,620	(3,087)	295	272	(5,868)	(45,129)
35	6,254	28,119	165	3,918	935	8,268	828,019

—	—	—	—	—	—	—	55
(108)	(697)	(1,333)	—	(29,095)	—	(50,791)	(4,542,042)
73	(68,266)	(21,109)	—	(1,959)	—	—	—

(35)	(68,963)	(22,442)	—	(31,054)	—	(50,791	(4,541,987)
—	(62,709)	5,677	165	(27,136)	935	(42,523	(3,713,968)
—	62,709	95,061	18,433	27,136	6,662	42,523	14,174,811
$—	$—	$100,738	$18,598	$—	$7,597	$—	$10,460,843

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements

Years Ended December 31, 2014 and 2013

(1) General

The PHL Variable Accumulation Account II (“Account”) is a separate investment account of PHL Variable Insurance Company (“Company” or “PHL Variable”). The Company is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (Phoenix”). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established October 25, 2007 and commenced operations on April 7, 2008. The Account is used as a funding vehicle for an individual variable annuity contract, Phoenix Portfolio Advisor, issued by the Company and the contract is registered under the Securities Act of 1933. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Connecticut Insurance Code. Effective May 1, 2010, the Account was no longer offered.

Various lawsuits against the Company may arise in the ordinary course of the Company’s business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which the Account is a party or to which the assets of the Account are subject. The Company is not involved in any litigation that is of material importance in relation to their total assets or that relates to the Account.

The following investment options are available as of December 31, 2014:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Intermediate Bond Portfolio

International Growth Portfolio (closed as of May 1, 2015)

International Value Portfolio

ALPS VARIABLE INVESTMENT TRUST

Balanced ETF Asset Allocation Portfolio (closed as of May 1, 2015) Conservative ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

DREYFUS INVESTMENT PORTFOLIOS – SERVICE

MidCap Stock Portfolio

Small Cap Stock Index Portfolio

DREYFUS STOCK INDEX FUND – SERVICE

DREYFUS VARIABLE INVESTMENT FUND – SERVICE

International Equity Portfolio

International Value Portfolio (closed as of May 1, 2015)

FIDELITY VARIABLE INSURANCE PRODUCTS – SERVICE CLASS 2

Balanced Portfolio

Contrafund® Portfolio

Dynamic Capital Appreciation Portfolio (closed as of May 1, 2015)

Equity-Income Portfolio (closed as of May 1, 2015)

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio (closed as of May 1, 2015)

Investment Grade Bond Portfolio

Mid Cap Portfolio (closed as of May 1, 2015)

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio (closed as of May 1, 2015)

Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

High Income Fund

Income Fund

Mutual Global Discovery Fund

Small Cap Value Fund (closed as of May 1, 2015)

Small-Mid Cap Growth Fund

Strategic Income Fund

Templeton Global Bond Fund

U.S. Government Securities Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS AdvisorOne Amerigo Fund (closed as of May 1, 2015)

Long Short Equity Fund (closed as of May 1, 2015)

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund (closed as of May 1, 2015)

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund (closed as of May 1, 2015)

Rydex Inverse Government Long Bond Strategy Fund (closed as

of May 1, 2015)

Rydex Inverse Mid-Cap Strategy Fund (closed as of May 1, 2015)

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex Leisure Fund (closed as of May 1, 2015)

Rydex Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex Precious Metals Fund

Rydex Real Estate Fund

Rydex Retailing Fund (closed as of May 1, 2015)

Rydex Russell 2000® 1.5X Strategy Fund (closed as of May 1, 2015)

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

34

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund (closed as of May 1, 2015)

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund (closed as of May 1, 2015)

INVESCO VARIABLE INSURANCE FUNDS – CLASS I

Global Real Estate Fund

High Yield Fund

International Growth Fund (closed as of May 1, 2015)

Mid Cap Core Equity Fund

Money Market Fund

Technology Fund

JANUS ASPEN SERIES – SERVICE

Balanced Portfolio

Enterprise Portfolio

Flexible Bond Portfolio

Global Technology Portfolio (closed as of May 1, 2015)

Overseas Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund (closed as of May 1, 2015)

Core Bond Fund

Global Fund

International Growth Fund

Main Street® Fund (closed as of May 1, 2015)

PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE

All Asset Portfolio

Foreign Bond US Dollar Hedged Portfolio

Long Term US Government Portfolio

Short-Term Portfolio

PIMCO VARIABLE INSURANCE TRUST – ADVISOR

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Global Bond Unhedged Portfolio

High Yield Portfolio

Low Duration Portfolio

Real Return Bond Portfolio

Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST

Disciplined Value Portfolio

Emerging Markets Portfolio II

Equity Income Portfolio II

Fund Portfolio II (closed as of May 1, 2015)

High Yield Portfolio II

Mid Cap Value Portfolio II

Select Mid Cap Growth Portfolio I (closed as of May 1, 2015)

Strategic Income Portfolio II

ROYCE CAPITAL FUND

Micro-Cap Portfolio (closed as of May 1, 2015)

Small-Cap Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Science Portfolio II

T. ROWE PRICE FIXED INCOME SERIES, INC.

Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio (closed as of May 1, 2015)

VAN ECK VIP INSURANCE TRUST

Emerging Markets Fund – Initial Class

Global Hard Assets Fund – Class S

Multi-Manager Alternatives (closed as of May 1, 2015)

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

International Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Real Estate Securities Series

WANGER ADVISORS TRUST

International Fund

International Select Fund

Select Fund (closed as of May 1, 2015)

USA Fund

(2) Summary of Significant Accounting Policies

BASIS OF PRESENTATION

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

    In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2016. The Account is currently evaluating the impact of this guidance on its financial statements.

35

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

In September of 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this Update define when and how companies are required to disclose going concern uncertainties, which must be evaluated each interim and annual period. Specifically, the ASU requires management to determine whether substantial doubt exists regarding the entity’s going concern presumption. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued (or available to be issued). If substantial doubt exists, certain disclosures are required; the extent of those disclosures depends on an evaluation of management’s plans (if any) to mitigate the going concern uncertainty. The new standard applies prospectively, for both public and private entities, to annual periods ending after December 15, 2016, and to annual and interim periods thereafter. Early adoption is permitted. The Account is currently evaluating the impact of this guidance on its financial statements.

In June 2013, the FASB issued ASU No. 2013-08, “Financial Services Investment Companies (Topic 946)-Amendments to the Scope, Measurement, and Disclosure Requirements.” ASU No. 2013-08 clarifies the approach to be used for determining whether an entity is an investment company and provides new measurement and disclosure requirements. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited. The adoption of ASU No. 2013-08, effective January 1, 2014 did not affect the Account’s financial condition, results of operations, or cash flows.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments that are restricted as to resale.

Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

The Account does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

NET TRANSFERS

The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product.

BREAKAGE

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. There was no breakage for the years ended December 31, 2014 and December 31, 2013, respectively.

(3) Financial Instruments and Fair Value

The Account values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect the Account’s assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

• Level 1 –	Valuations based on quoted prices in active markets for identical investments.
• Level 2 –

Valuations based on (i)quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

• Level 3 –	Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. The Account includes these prices in the amounts disclosed in Level 1 of the hierarchy.

36

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total As of 12/31/2014	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Mutual Funds:
Balanced	$227,766	$ 227,766	$—	$—
Bond	1,811,377	1,811,377	—	—
Money Market	497,352	497,352	—	—
Stock	3,647,128	3,647,128	—	—
	$6,183,623	$6,183,623	—	—

The Account’s investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. For the Account, such assets include investments in various mutual funds. The following table indicates the investments with a reported NAV:

Fair Value Using NAV per share as of December 31, 2014
Investment	Fair Value using NAV	Unfunded commitment	Redemption frequency	Redemption Notice Period*	Other redemption restrictions
Mutual Funds:
Balanced	$227,766	N/A	Daily	0 - 90 days	None
Bond	1,811,377	N/A	Daily	0 - 90 days	None
Money Market	497,352	N/A	Daily	None	None
Stock	3,647,128	N/A	Daily	0 - 90 days	None
	$6,183,623

* Varies by individual fund.

(4) Purchases and Sales of Investments in Portfolio

     Shares

The aggregate cost of purchases of investments in portfolio shares was $25,292,869 and $36,375,317 for the years ended December 31, 2014 and December 31, 2013, respectively. The aggregate proceeds from sales of investments in portfolio shares were $29,723,138 and $40,638,590 for the years ended December 31, 2014 and December 31, 2013, respectively.

(5) Deductions and Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $9,960 and $13,279 for the years ended December 31, 2014 and December 31, 2013, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $800 and $850 for the years ended December 31, 2014 and December 31, 2013, respectively.

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $10,334 and $12,213 for the years ended December 31, 2014 and December 31, 2013, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6) Financial Highlights

The following table discloses total returns, investment income and expense ratios for each offered fund in the Account.

The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio includes only those expenses that result in a direct reduction to unit values. There are no such expenses for this product. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

37

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

AllianceBernstein Variable Products Series Fund, Inc.:
Intermediate Bond Portfolio
December 31, 2014	—	$1.41	$—	6.02%	0.00%	N/A
December 31, 2013	—	1.33	—	-2.21%	3.46%	N/A
December 31, 2012	—	1.36	—	5.43%	0.00%	N/A
December 31, 2011	—	1.29	—	6.61%	0.00%	N/A
December 31, 2010	—	1.21	—	9.01%	0.00%	N/A
International Growth Portfolio
December 31, 2014	—	0.93	—	-1.06%	0.00%	N/A
December 31, 2013	—	0.94	—	13.25%	0.00%	N/A
December 31, 2012	—	0.83	—	15.28%	0.00%	N/A
December 31, 2011	—	0.72	—	-16.28%	0.00%	N/A
December 31, 2010	—	0.86	—	13.16%	0.00%	N/A
International Value Portfolio
December 31, 2014	—	0.73	—	-6.41%	0.00%	N/A
December 31, 2013	—	0.78	—	21.88%	3.96%	N/A
December 31, 2012	14	0.64	9	14.29%	1.44%	N/A
December 31, 2011	14	0.56	8	-18.84%	2.94%	N/A
December 31, 2010	—	0.69	—	4.55%	0.00%	N/A
ALPS Variable Investment Trust:
ALPS ETF Asset Allocation:
Balanced Portfolio
December 31, 2014	—	1.33	—	3.91%	0.00%	N/A
December 31, 2013	—	1.28	—	12.28%	0.00%	N/A
December 31, 2012	—	1.14	—	10.68%	0.00%	N/A
December 31, 2011	—	1.03	—	-0.96%	0.00%	N/A
December 31, 2010	128	1.04	133	11.83%	0.69%	N/A
Conservative Portfolio
December 31, 2014	51	1.23	62	2.50%	1.03%	N/A
December 31, 2013	51	1.20	61	2.56%	0.16%	N/A
December 31, 2012	52	1.17	61	5.41%	0.21%	N/A
December 31, 2011	1,016	1.11	1,129	2.78%	2.80%	N/A
December 31, 2010	150	1.08	161	6.93%	0.41%	N/A
Growth Portfolio
December 31, 2014	682	1.34	915	4.69%	1.01%	N/A
December 31, 2013	930	1.28	1,192	16.36%	1.78%	N/A
December 31, 2012	1,034	1.10	1,138	13.40%	1.68%	N/A
December 31, 2011	368	0.97	359	-3.96%	0.38%	N/A
December 31, 2010	1,473	1.01	1,490	13.48%	0.94%	N/A
Income and Growth Portfolio
December 31, 2014	33	1.28	42	3.23%	1.06%	N/A
December 31, 2013	37	1.24	46	7.83%	1.35%	N/A
December 31, 2012	42	1.15	48	7.48%	1.46%	N/A
December 31, 2011	47	1.07	50	0.94%	0.77%	N/A
December 31, 2010	53	1.06	56	9.28%	0.48%	N/A
The Dreyfus Investment Portfolios – Service
MidCap Stock Portfolio
December 31, 2014	247	1.94	480	11.49%	1.67%	N/A
December 31, 2013	253	1.74	440	34.88%	2.93%	N/A
December 31, 2012	321	1.29	415	19.44%	0.50%	N/A
December 31, 2011	384	1.08	415	0.00%	0.00%	N/A
December 31, 2010	—	1.08	—	27.06%	0.00%	N/A
Small Cap Stock Index Portfolio
December 31, 2014	59	1.95	116	4.84%	0.61%	N/A
December 31, 2013	67	1.86	124	40.91%	0.00%	N/A
December 31, 2012	—	1.32	—	15.79%	1.23%	N/A
December 31, 2011	38	1.14	44	0.88%	0.70%	N/A
December 31, 2010	52	1.13	59	25.56%	0.56%	N/A

38

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Dreyfus Stock Index Fund – Service
December 31, 2014	23	$1.69	$39	12.67%	1.60%	N/A
December 31, 2013	9	1.50	14	31.58%	1.53%	N/A
December 31, 2012	147	1.14	167	16.33%	1.62%	N/A
December 31, 2011	246	0.98	242	1.03%	1.74%	N/A
December 31, 2010	133	0.97	129	15.48%	1.59%	N/A
Dreyfus Variable Investment Fund:
International Equity Portfolio
December 31, 2014	—	1.00	—	-2.91%	0.00%	N/A
December 31, 2013	—	1.03	—	17.05%	3.95%	N/A
December 31, 2012	—	0.88	—	22.22%	0.53%	N/A
December 31, 2011	—	0.72	—	-14.29%	0.00%	N/A
December 31, 2010	—	0.84	—	9.09%	0.00%	N/A
International Value Portfolio
December 31, 2014	—	0.93	—	-9.71%	0.00%	N/A
December 31, 2013	—	1.03	—	22.62%	0.00%	N/A
December 31, 2012	—	0.84	—	12.00%	0.00%	N/A
December 31, 2011	53	0.75	40	-18.48%	1.89%	N/A
December 31, 2010	56	0.92	51	4.55%	1.61%	N/A
Fidelity Variable Insurance Products – Service:
Balanced Portfolio
December 31, 2014	—	1.64	—	10.07%	0.00%	N/A
December 31, 2013	57	1.49	85	19.20%	1.21%	N/A
December 31, 2012	98	1.25	122	14.68%	2.00%	N/A
December 31, 2011	—	1.09	—	-3.54%	0.00%	N/A
December 31, 2010	—	1.13	—	17.71%	0.00%	N/A
Contrafund® Portfolio
December 31, 2014	—	1.64	—	11.56%	0.00%	N/A
December 31, 2013	—	1.47	—	31.25%	0.00%	N/A
December 31, 2012	9	1.12	10	15.46%	0.85%	N/A
December 31, 2011	231	0.97	223	-3.00%	0.56%	N/A
December 31, 2010	461	1.00	459	17.65%	1.21%	N/A
Dynamic Capital Appreciation Portfolio
December 31, 2014	—	1.91	—	10.40%	0.00%	N/A
December 31, 2013	—	1.73	—	38.40%	0.00%	N/A
December 31, 2012	—	1.25	—	22.55%	0.00%	N/A
December 31, 2011	—	1.02	—	-2.86%	0.00%	N/A
December 31, 2010	—	1.05	—	17.98%	0.00%	N/A
Equity-Income Portfolio
December 31, 2014	—	1.49	—	8.76%	0.00%	N/A
December 31, 2013	—	1.37	—	28.04%	0.00%	N/A
December 31, 2012	—	1.07	—	16.30%	0.00%	N/A
December 31, 2011	—	0.92	—	1.10%	0.00%	N/A
December 31, 2010	—	0.91	—	15.19%	0.00%	N/A
Growth Portfolio
December 31, 2014	—	1.62	—	10.96%	0.00%	N/A
December 31, 2013	—	1.46	—	35.19%	0.00%	N/A
December 31, 2012	79	1.08	85	14.89%	0.44%	N/A
December 31, 2011	50	0.94	47	0.00%	0.10%	N/A
December 31, 2010	68	0.94	64	23.68%	0.04%	N/A
Growth & Income Portfolio
December 31, 2014	—	1.61	—	10.27%	0.00%	N/A
December 31, 2013	8	1.46	11	33.94%	2.06%	N/A
December 31, 2012	—	1.09	—	17.20%	0.00%	N/A
December 31, 2011	—	0.93	—	2.20%	0.00%	N/A
December 31, 2010	—	0.91	—	13.75%	0.00%	N/A

39

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Fidelity Variable Insurance Products – Service: (continued)
Growth Opportunities Portfolio
December 31, 2014	20	$1.77	$35	12.03%	0.01%	N/A
December 31, 2013	20	1.58	31	37.39%	0.05%	N/A
December 31, 2012	20	1.15	23	19.79%	0.05%	N/A
December 31, 2011	20	0.96	19	2.13%	0.00%	N/A
December 31, 2010	49	0.94	46	23.68%	0.00%	N/A
High Income Portfolio
December 31, 2014	—	1.57	—	0.64%	0.00%	N/A
December 31, 2013	167	1.56	260	6.12%	2.14%	N/A
December 31, 2012	1,022	1.47	1,505	13.95%	9.15%	N/A
December 31, 2011	299	1.29	387	3.20%	8.55%	N/A
December 31, 2010	414	1.25	516	13.64%	9.98%	N/A
International Capital Appreciation Portfolio
December 31, 2014	—	1.32	—	3.13%	0.00%	N/A
December 31, 2013	—	1.28	—	21.90%	0.00%	N/A
December 31, 2012	—	1.05	—	25.00%	0.00%	N/A
December 31, 2011	—	0.84	—	-12.50%	0.00%	N/A
December 31, 2010	36	0.96	35	15.66%	0.85%	N/A
Investment Grade Bond Portfolio
December 31, 2014	41	1.40	58	6.06%	3.39%	N/A
December 31, 2013	—	1.32	—	-2.22%	0.00%	N/A
December 31, 2012	25	1.35	34	5.47%	2.80%	N/A
December 31, 2011	6	1.28	7	6.67%	3.01%	N/A
December 31, 2010	—	1.20	—	8.11%	0.00%	N/A
Mid Cap Portfolio
December 31, 2014	—	1.73	—	6.13%	0.00%	N/A
December 31, 2013	—	1.63	—	35.83%	0.00%	N/A
December 31, 2012	—	1.20	—	14.29%	0.00%	N/A
December 31, 2011	16	1.05	17	-10.26%	0.01%	N/A
December 31, 2010	249	1.17	292	28.57%	0.16%	N/A
Overseas Portfolio
December 31, 2014	—	1.03	—	-8.04%	0.00%	N/A
December 31, 2013	9	1.12	10	30.23%	1.60%	N/A
December 31, 2012	18	0.86	16	21.13%	0.94%	N/A
December 31, 2011	40	0.71	28	-17.44%	0.93%	N/A
December 31, 2010	55	0.86	48	11.69%	1.18%	N/A
Real Estate Portfolio
December 31, 2014	30	1.66	50	29.69%	1.11%	N/A
December 31, 2013	59	1.28	76	1.59%	1.79%	N/A
December 31, 2012	39	1.26	49	18.87%	1.58%	N/A
December 31, 2011	19	1.06	20	7.07%	0.85%	N/A
December 31, 2010	12	0.99	12	30.26%	0.69%	N/A
Strategic Income Portfolio
December 31, 2014	18	1.50	28	3.45%	2.14%	N/A
December 31, 2013	32	1.45	46	0.00%	3.04%	N/A
December 31, 2012	61	1.45	88	9.85%	3.79%	N/A
December 31, 2011	28	1.32	37	4.76%	3.79%	N/A
December 31, 2010	34	1.26	43	9.57%	6.42%	N/A
Value Portfolio
December 31, 2014	—	1.63	—	10.88%	0.00%	N/A
December 31, 2013	—	1.47	—	32.43%	0.00%	N/A
December 31, 2012	—	1.11	—	20.65%	0.00%	N/A
December 31, 2011	—	0.92	—	-3.16%	0.00%	N/A
December 31, 2010	—	0.95	—	18.75%	0.00%	N/A

40

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Fidelity Variable Insurance Products – Service: (continued)
Value Strategies Portfolio
December 31, 2014	—	$1.69	$—	6.96%	0.00%	N/A
December 31, 2013	8	1.58	12	29.51%	0.70%	N/A
December 31, 2012	8	1.22	9	27.08%	0.15%	N/A
December 31, 2011	33	0.96	31	-8.57%	0.61%	N/A
December 31, 2010	53	1.05	56	26.51%	0.28%	N/A
Franklin Templeton Variable Insurance Products Trust:
High Income II Fund
December 31, 2014	—	1.65	—	0.00%	0.00%	N/A
December 31, 2013	818	1.65	1,346	7.84%	0.00%	N/A
December 31, 2012	814	1.53	1,242	15.91%	0.36%	N/A
December 31, 2011	929	1.32	1,227	4.76%	1.18%	N/A
December 31, 2010	36	1.26	45	12.50%	0.00%	N/A
Income II Fund
December 31, 2014	—	1.53	—	4.79%	0.00%	N/A
December 31, 2013	—	1.46	—	14.06%	0.00%	N/A
December 31, 2012	—	1.28	—	12.28%	0.00%	N/A
December 31, 2011	54	1.14	61	2.70%	6.80%	N/A
December 31, 2010	71	1.11	79	13.27%	0.00%	N/A
Mutual Global Discovery II Fund
December 31, 2014	67	1.56	104	6.12%	4.18%	N/A
December 31, 2013	—	1.47	—	27.83%	0.00%	N/A
December 31, 2012	93	1.15	107	12.75%	1.84%	N/A
December 31, 2011	270	1.02	275	-2.86%	2.21%	N/A
December 31, 2010	272	1.05	285	11.70%	1.43%	N/A
Small Cap Value II Fund
December 31, 2014	—	1.74	—	0.58%	0.00%	N/A
December 31, 2013	—	1.73	—	36.22%	0.00%	N/A
December 31, 2012	—	1.27	—	18.69%	0.00%	N/A
December 31, 2011	17	1.07	18	-3.60%	0.00%	N/A
December 31, 2010	21	1.11	23	27.59%	0.00%	N/A
Small-Mid Cap Growth Securities II Fund
December 31, 2014	—	1.84	—	7.60%	0.00%	N/A
December 31, 2013	—	1.71	—	37.90%	0.00%	N/A
December 31, 2012	50	1.24	62	10.71%	0.00%	N/A
December 31, 2011	1	1.12	2	-4.27%	0.00%	N/A
December 31, 2010	146	1.17	171	27.17%	0.00%	N/A
Strategic Income II Fund
December 31, 2014	—	1.50	—	2.04%	7.83%	N/A
December 31, 2013	—	1.47	—	2.80%	4.79%	N/A
December 31, 2012	20	1.43	28	13.49%	4.17%	N/A
December 31, 2011	71	1.26	89	2.44%	6.47%	N/A
December 31, 2010	102	1.23	125	10.81%	1.94%	N/A
Templeton Global Bond II Fund
December 31, 2014	17	1.61	28	1.90%	4.08%	N/A
December 31, 2013	—	1.58	—	1.28%	3.37%	N/A
December 31, 2012	96	1.56	149	15.56%	4.89%	N/A
December 31, 2011	195	1.35	263	-0.74%	4.48%	N/A
December 31, 2010	351	1.36	478	14.29%	1.34%	N/A
U.S. Government Securities II Fund
December 31, 2014	—	1.25	—	4.17%	4.47%	N/A
December 31, 2013	103	1.20	124	-2.44%	2.59%	N/A
December 31, 2012	82	1.23	102	1.65%	6.34%	N/A
December 31, 2011	202	1.21	245	6.14%	2.28%	N/A
December 31, 2010	292	1.14	335	4.59%	3.51%	N/A

41

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Guggenheim Variable Insurance Funds:
CLS AdvisorOne Amerigo Fund
December 31, 2014	—	$1.31	$—	3.97%	0.00%	N/A
December 31, 2013	—	1.26	—	23.53%	0.00%	N/A
December 31, 2012	—	1.02	—	13.33%	0.00%	N/A
December 31, 2011	19	0.90	17	-7.22%	0.00%	N/A
December 31, 2010	20	0.97	20	15.48%	0.08%	N/A
Long Short Equity Fund
December 31, 2014	—	1.13	—	2.73%	0.00%	N/A
December 31, 2013	—	1.10	—	18.28%	0.00%	N/A
December 31, 2012	—	0.93	—	4.49%	0.00%	N/A
December 31, 2011	—	0.89	—	-7.29%	0.00%	N/A
December 31, 2010	—	0.96	—	11.63%	0.00%	N/A
Multi-Hedge Strategies Fund
December 31, 2014	22	0.98	21	4.26%	0.00%	N/A
December 31, 2013	22	0.94	20	2.17%	0.00%	N/A
December 31, 2012	22	0.92	20	2.22%	0.39%	N/A
December 31, 2011	34	0.90	30	3.45%	0.00%	N/A
December 31, 2010	34	0.87	29	6.10%	0.00%	N/A
Rydex Banking Fund
December 31, 2014	—	0.86	—	3.61%	0.00%	N/A
December 31, 2013	—	0.83	—	29.69%	0.00%	N/A
December 31, 2012	19	0.64	12	23.08%	0.00%	N/A
December 31, 2011	—	0.52	—	-22.39%	0.00%	N/A
December 31, 2010	5	0.67	3	13.56%	0.29%	N/A
Rydex Basic Materials Fund
December 31, 2014	—	0.97	—	-2.02%	0.00%	N/A
December 31, 2013	—	0.99	—	1.02%	0.00%	N/A
December 31, 2012	12	0.98	12	10.11%	0.00%	N/A
December 31, 2011	2	0.89	2	-16.04%	0.00%	N/A
December 31, 2010	33	1.06	35	26.19%	0.39%	N/A
Rydex Biotechnology Fund
December 31, 2014	29	3.73	107	32.74%	0.00%	N/A
December 31, 2013	37	2.81	104	54.40%	0.00%	N/A
December 31, 2012	37	1.82	68	35.82%	0.00%	N/A
December 31, 2011	10	1.34	14	10.74%	0.00%	N/A
December 31, 2010	10	1.21	12	10.00%	0.00%	N/A
Rydex Commodities Strategy Fund
December 31, 2014	—	0.33	—	-32.65%	0.00%	N/A
December 31, 2013	—	0.49	—	-3.92%	0.00%	N/A
December 31, 2012	—	0.51	—	-1.92%	0.00%	N/A
December 31, 2011	29	0.52	15	-7.14%	8.39%	N/A
December 31, 2010	14	0.56	8	9.80%	0.00%	N/A
Rydex Consumer Products Fund
December 31, 2014	—	2.01	—	12.29%	0.00%	N/A
December 31, 2013	51	1.79	92	28.78%	1.99%	N/A
December 31, 2012	10	1.39	14	8.59%	1.36%	N/A
December 31, 2011	20	1.28	25	14.29%	1.61%	N/A
December 31, 2010	21	1.12	23	16.67%	3.02%	N/A
Rydex Dow 2X Strategy Fund
December 31, 2014	319	1.79	570	16.99%	0.00%	N/A
December 31, 2013	—	1.53	—	62.77%	0.00%	N/A
December 31, 2012	469	0.94	441	17.50%	0.00%	N/A
December 31, 2011	—	0.80	—	8.11%	0.00%	N/A
December 31, 2010	—	0.74	—	25.42%	0.00%	N/A

42

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Guggenheim Variable Insurance Funds: (continued)
Rydex Electronics Fund
December 31, 2014	—	$1.53	$—	23.39%	0.00%	N/A
December 31, 2013	—	1.24	—	34.78%	0.00%	N/A
December 31, 2012	—	0.92	—	1.10%	0.00%	N/A
December 31, 2011	—	0.91	—	-16.51%	0.00%	N/A
December 31, 2010	—	1.09	—	10.10%	0.00%	N/A
Rydex Energy Fund
December 31, 2014	75	0.88	66	-19.27%	0.22%	N/A
December 31, 2013	—	1.09	—	23.86%	0.00%	N/A
December 31, 2012	5	0.88	4	2.33%	0.00%	N/A
December 31, 2011	24	0.86	21	-5.49%	0.00%	N/A
December 31, 2010	9	0.91	8	18.18%	0.12%	N/A
Rydex Energy Services Fund
December 31, 2014	—	0.70	—	-29.29%	0.00%	N/A
December 31, 2013	—	0.99	—	23.75%	0.00%	N/A
December 31, 2012	5	0.80	4	1.27%	0.00%	N/A
December 31, 2011	5	0.79	4	-10.23%	0.00%	N/A
December 31, 2010	9	0.88	8	27.54%	0.00%	N/A
Rydex Europe 1.25X Strategy Fund
December 31, 2014	—	0.68	—	-11.69%	0.00%	N/A
December 31, 2013	—	0.77	—	24.19%	0.00%	N/A
December 31, 2012	18	0.62	11	21.57%	0.00%	N/A
December 31, 2011	—	0.51	—	-16.39%	0.00%	N/A
December 31, 2010	—	0.61	—	-10.29%	0.00%	N/A
Rydex Financial Services Fund
December 31, 2014	—	1.14	—	11.76%	0.00%	N/A
December 31, 2013	—	1.02	—	27.50%	0.00%	N/A
December 31, 2012	18	0.80	15	23.08%	0.44%	N/A
December 31, 2011	3	0.65	2	-14.47%	0.08%	N/A
December 31, 2010	5	0.76	4	13.43%	1.27%	N/A
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2014	—	1.72	—	35.43%	0.12%	N/A
December 31, 2013	—	1.27	—	-18.59%	0.81%	N/A
December 31, 2012	—	1.56	—	3.31%	0.57%	N/A
December 31, 2011	—	1.51	—	41.12%	1.45%	N/A
December 31, 2010	—	1.07	—	10.31%	2.70%	N/A
Rydex Health Care Fund
December 31, 2014	—	2.36	—	24.21%	0.00%	N/A
December 31, 2013	—	1.90	—	41.79%	0.00%	N/A
December 31, 2012	5	1.34	6	17.54%	0.00%	N/A
December 31, 2011	3	1.14	4	4.59%	0.00%	N/A
December 31, 2010	5	1.09	5	6.86%	0.23%	N/A
Rydex Internet Fund
December 31, 2014	—	2.02	—	2.02%	0.00%	N/A
December 31, 2013	—	1.98	—	51.15%	0.00%	N/A
December 31, 2012	10	1.31	14	19.09%	0.00%	N/A
December 31, 2011	8	1.10	9	-12.00%	0.00%	N/A
December 31, 2010	25	1.25	31	21.36%	0.00%	N/A
Rydex Inverse Dow 2X Strategy Fund
December 31, 2014	—	0.14	—	-22.22%	0.00%	N/A
December 31, 2013	—	0.18	—	-45.45%	0.00%	N/A
December 31, 2012	—	0.33	—	-21.43%	0.00%	N/A
December 31, 2011	—	0.42	—	-27.59%	0.00%	N/A
December 31, 2010	—	0.58	—	-30.12%	0.00%	N/A

43

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Guggenheim Variable Insurance Funds: (continued)
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2014	—	$0.42	$—	-25.00%	0.00%	N/A
December 31, 2013	—	0.56	—	14.29%	0.00%	N/A
December 31, 2012	—	0.49	—	-5.77%	0.00%	N/A
December 31, 2011	—	0.52	—	-30.67%	0.00%	N/A
December 31, 2010	1	0.75	1	-12.79%	0.00%	N/A
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2014	—	0.30	—	-11.76%	0.00%	N/A
December 31, 2013	—	0.34	—	-27.66%	0.00%	N/A
December 31, 2012	—	0.47	—	-17.54%	0.00%	N/A
December 31, 2011	—	0.57	—	-8.06%	0.00%	N/A
December 31, 2010	—	0.62	—	-25.30%	0.00%	N/A
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2014	—	0.27	—	-18.18%	0.00%	N/A
December 31, 2013	—	0.33	—	-28.26%	0.00%	N/A
December 31, 2012	9	0.46	4	-19.30%	0.00%	N/A
December 31, 2011	—	0.57	—	-9.52%	0.00%	N/A
December 31, 2010	31	0.63	19	-21.25%	0.00%	N/A
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2014	—	0.27	—	-10.00%	0.00%	N/A
December 31, 2013	—	0.30	—	-30.23%	0.00%	N/A
December 31, 2012	19	0.43	8	-18.87%	0.00%	N/A
December 31, 2011	—	0.53	—	-7.02%	0.00%	N/A
December 31, 2010	15	0.57	8	-27.85%	0.00%	N/A
Rydex Inverse S&P 500 Strategy Fund
December 31, 2014	—	0.37	—	-15.91%	0.00%	N/A
December 31, 2013	28	0.44	12	-26.67%	0.00%	N/A
December 31, 2012	14	0.60	8	-16.67%	0.00%	N/A
December 31, 2011	—	0.72	—	-8.86%	0.00%	N/A
December 31, 2010	29	0.79	23	-16.84%	0.00%	N/A
Rydex Japan 2X Strategy Fund
December 31, 2014	—	1.13	—	-15.67%	0.00%	N/A
December 31, 2013	—	1.34	—	55.81%	0.00%	N/A
December 31, 2012	3	0.86	3	21.13%	0.00%	N/A
December 31, 2011	—	0.71	—	-29.00%	0.00%	N/A
December 31, 2010	—	1.00	—	14.94%	0.00%	N/A
Rydex Leisure Fund
December 31, 2014	—	1.84	—	7.60%	0.00%	N/A
December 31, 2013	—	1.71	—	42.50%	0.00%	N/A
December 31, 2012	—	1.20	—	21.21%	0.00%	N/A
December 31, 2011	—	0.99	—	2.06%	0.00%	N/A
December 31, 2010	36	0.97	35	31.08%	0.14%	N/A
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2014	—	2.03	—	11.54%	0.00%	N/A
December 31, 2013	—	1.82	—	50.41%	0.00%	N/A
December 31, 2012	—	1.21	—	24.74%	0.00%	N/A
December 31, 2011	—	0.97	—	-7.62%	0.00%	N/A
December 31, 2010	—	1.05	—	38.16%	0.00%	N/A
Rydex NASDAQ-100® Fund
December 31, 2014	1	2.22	3	17.46%	0.00%	N/A
December 31, 2013	—	1.89	—	34.04%	0.00%	N/A
December 31, 2012	63	1.41	88	17.50%	0.00%	N/A
December 31, 2011	28	1.20	34	1.69%	0.00%	N/A
December 31, 2010	68	1.18	80	19.19%	0.00%	N/A

44

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Guggenheim Variable Insurance Funds: (continued)
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2014	—	$3.53	$—	36.82%	0.00%	N/A
December 31, 2013	—	2.58	—	80.42%	0.00%	N/A
December 31, 2012	16	1.43	23	33.64%	0.00%	N/A
December 31, 2011	—	1.07	—	-0.93%	0.00%	N/A
December 31, 2010	—	1.08	—	36.71%	0.00%	N/A
Rydex Precious Metals Fund
December 31, 2014	—	0.39	—	-17.02%	0.00%	N/A
December 31, 2013	5	0.47	2	-46.59%	0.85%	N/A
December 31, 2012	17	0.88	15	-4.35%	0.00%	N/A
December 31, 2011	34	0.92	31	-23.97%	0.04%	N/A
December 31, 2010	67	1.21	81	39.08%	0.00%	N/A
Rydex Real Estate Fund
December 31, 2014	—	1.34	—	20.72%	0.00%	N/A
December 31, 2013	—	1.11	—	3.74%	0.00%	N/A
December 31, 2012	3	1.07	3	18.89%	1.64%	N/A
December 31, 2011	3	0.90	2	2.27%	0.70%	N/A
December 31, 2010	16	0.88	14	23.94%	0.60%	N/A
Rydex Retailing Fund
December 31, 2014	—	2.21	—	8.87%	0.00%	N/A
December 31, 2013	—	2.03	—	35.33%	0.00%	N/A
December 31, 2012	—	1.50	—	17.19%	0.00%	N/A
December 31, 2011	—	1.28	—	4.92%	0.00%	N/A
December 31, 2010	9	1.22	11	25.77%	0.00%	N/A
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2014	—	1.77	—	4.12%	0.00%	N/A
December 31, 2013	—	1.70	—	58.88%	0.00%	N/A
December 31, 2012	—	1.07	—	21.59%	0.00%	N/A
December 31, 2011	—	0.88	—	-12.00%	0.00%	N/A
December 31, 2010	43	1.00	43	36.99%	0.00%	N/A
Rydex Russell 2000® 2X Strategy Fund
December 31, 2014	—	1.64	—	5.13%	0.00%	N/A
December 31, 2013	—	1.56	—	85.71%	0.00%	N/A
December 31, 2012	8	0.84	7	29.23%	0.00%	N/A
December 31, 2011	8	0.65	5	-19.75%	0.00%	N/A
December 31, 2010	8	0.81	7	50.00%	0.00%	N/A
Rydex S&P 500 2X Strategy Fund
December 31, 2014	—	1.81	—	24.83%	0.00%	N/A
December 31, 2013	375	1.45	543	68.60%	0.00%	N/A
December 31, 2012	7	0.86	6	30.30%	0.00%	N/A
December 31, 2011	7	0.66	5	-4.35%	0.00%	N/A
December 31, 2010	7	0.69	5	25.45%	0.00%	N/A
Rydex S&P 500 Pure Growth Fund
December 31, 2014	—	2.09	—	12.37%	0.00%	N/A
December 31, 2013	—	1.86	—	40.91%	0.00%	N/A
December 31, 2012	28	1.32	37	13.79%	0.00%	N/A
December 31, 2011	26	1.16	30	-0.85%	0.00%	N/A
December 31, 2010	610	1.17	716	24.47%	0.00%	N/A
Rydex S&P 500 Pure Value Fund
December 31, 2014	61	1.91	116	11.05%	0.68%	N/A
December 31, 2013	—	1.72	—	45.76%	0.00%	N/A
December 31, 2012	21	1.18	24	21.65%	1.70%	N/A
December 31, 2011	22	0.97	22	-3.00%	0.13%	N/A
December 31, 2010	87	1.00	87	20.48%	0.61%	N/A

45

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Guggenheim Variable Insurance Funds: (continued)
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2014	—	$2.15	$—	-1.83%	0.00%	N/A
December 31, 2013	54	2.19	118	34.36%	0.00%	N/A
December 31, 2012	72	1.63	118	15.60%	0.00%	N/A
December 31, 2011	34	1.41	47	-0.70%	0.00%	N/A
December 31, 2010	313	1.42	444	32.71%	0.00%	N/A
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2014	—	1.71	—	6.87%	0.00%	N/A
December 31, 2013	—	1.60	—	35.59%	0.00%	N/A
December 31, 2012	25	1.18	30	16.83%	0.00%	N/A
December 31, 2011	39	1.01	39	-6.48%	0.00%	N/A
December 31, 2010	238	1.08	259	20.00%	1.96%	N/A
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2014	—	1.90	—	0.00%	0.00%	N/A
December 31, 2013	—	1.90	—	40.74%	0.00%	N/A
December 31, 2012	17	1.35	23	10.66%	0.00%	N/A
December 31, 2011	19	1.22	23	3.39%	0.00%	N/A
December 31, 2010	22	1.18	26	25.53%	0.00%	N/A
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2014	—	1.78	—	1.71%	0.00%	N/A
December 31, 2013	—	1.75	—	42.28%	0.00%	N/A
December 31, 2012	12	1.23	15	20.59%	0.00%	N/A
December 31, 2011	30	1.02	31	-9.73%	0.00%	N/A
December 31, 2010	18	1.13	20	25.56%	0.00%	N/A
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2014	—	1.03	—	24.10%	0.00%	N/A
December 31, 2013	—	0.83	—	-3.49%	0.00%	N/A
December 31, 2012	—	0.86	—	-6.52%	0.00%	N/A
December 31, 2011	—	0.92	—	-4.17%	0.00%	N/A
December 31, 2010	—	0.96	—	-4.00%	0.00%	N/A
Rydex Technology Fund
December 31, 2014	—	1.64	—	10.81%	0.00%	N/A
December 31, 2013	—	1.48	—	34.55%	0.00%	N/A
December 31, 2012	5	1.10	5	12.24%	0.00%	N/A
December 31, 2011	11	0.98	11	-9.26%	0.00%	N/A
December 31, 2010	22	1.08	23	12.50%	0.00%	N/A
Rydex Telecommunications Fund
December 31, 2014	—	1.00	—	3.09%	0.00%	N/A
December 31, 2013	—	0.97	—	16.87%	0.00%	N/A
December 31, 2012	—	0.83	—	5.06%	0.00%	N/A
December 31, 2011	—	0.79	—	-14.13%	0.00%	N/A
December 31, 2010	10	0.92	9	15.00%	6.71%	N/A
Rydex Transportation Fund
December 31, 2014	49	2.04	100	22.16%	0.00%	N/A
December 31, 2013	—	1.67	—	50.45%	0.00%	N/A
December 31, 2012	2	1.11	3	18.09%	0.00%	N/A
December 31, 2011	5	0.94	4	-11.32%	0.00%	N/A
December 31, 2010	14	1.06	15	24.71%	0.00%	N/A
Rydex Utilities Fund
December 31, 2014	—	1.52	—	22.58%	0.00%	N/A
December 31, 2013	65	1.24	81	13.76%	3.96%	N/A
December 31, 2012	66	1.09	72	0.93%	2.78%	N/A
December 31, 2011	95	1.08	102	16.13%	2.66%	N/A
December 31, 2010	142	0.93	132	6.90%	4.41%	N/A

46

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Guggenheim Variable Insurance Funds: (continued)
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2014	—	$0.58	$—	-21.62%	0.00%	N/A
December 31, 2013	—	0.74	—	-2.63%	0.00%	N/A
December 31, 2012	—	0.76	—	0.00%	0.00%	N/A
December 31, 2011	3	0.76	2	-3.80%	0.00%	N/A
December 31, 2010	3	0.79	2	-4.82%	0.00%	N/A
Invesco Variable Insurance Funds:
Global Real Estate Fund
December 31, 2014	—	1.21	—	14.15%	0.00%	N/A
December 31, 2013	84	1.06	88	2.91%	4.33%	N/A
December 31, 2012	51	1.03	53	28.75%	0.95%	N/A
December 31, 2011	—	0.80	—	-6.98%	0.00%	N/A
December 31, 2010	101	0.86	87	17.81%	4.46%	N/A
High Yield Fund
December 31, 2014	—	1.70	—	1.80%	0.26%	N/A
December 31, 2013	726	1.67	1,215	7.05%	6.76%	N/A
December 31, 2012	787	1.56	1,231	17.29%	6.70%	N/A
December 31, 2011	34	1.33	46	0.76%	6.70%	N/A
December 31, 2010	66	1.32	87	13.79%	4.18%	N/A
International Growth Fund
December 31, 2014	—	1.25	—	0.00%	0.00%	N/A
December 31, 2013	—	1.25	—	19.05%	0.00%	N/A
December 31, 2012	—	1.05	—	15.38%	0.00%	N/A
December 31, 2011	55	0.91	50	-6.19%	2.58%	N/A
December 31, 2010	58	0.97	56	12.79%	2.39%	N/A
Mid Cap Core Equity Fund
December 31, 2014	40	1.52	61	4.83%	0.04%	N/A
December 31, 2013	—	1.45	—	28.32%	0.00%	N/A
December 31, 2012	84	1.13	95	10.78%	0.06%	N/A
December 31, 2011	124	1.02	127	-6.42%	0.30%	N/A
December 31, 2010	120	1.09	130	14.74%	0.60%	N/A
Money Market Fund
December 31, 2014	50	10.01	497	0.00%	0.01%	N/A
December 31, 2013	55	10.01	555	0.10%	0.04%	N/A
December 31, 2012	168	10.00	1,677	0.00%	0.02%	N/A
Inception May 1, 2012		10.00	—	N/A	N/A	N/A
Technology Fund
December 31, 2014	35	1.80	62	11.11%	0.00%	N/A
December 31, 2013	35	1.62	57	24.62%	0.00%	N/A
December 31, 2012	—	1.30	—	12.07%	0.00%	N/A
December 31, 2011	24	1.16	27	-5.69%	0.19%	N/A
December 31, 2010	25	1.23	31	21.78%	0.00%	N/A
Janus Aspen Series – Service:
Balanced Portfolio
December 31, 2014	21	1.70	35	8.28%	1.50%	N/A
December 31, 2013	29	1.57	45	19.85%	1.15%	N/A
December 31, 2012	107	1.31	141	12.93%	2.19%	N/A
December 31, 2011	198	1.16	229	1.75%	2.22%	N/A
December 31, 2010	187	1.14	213	8.57%	2.14%	N/A
Enterprise Portfolio
December 31, 2014	—	1.85	—	12.80%	0.00%	N/A
December 31, 2013	—	1.64	—	32.26%	0.00%	N/A
December 31, 2012	16	1.24	20	16.98%	0.00%	N/A
December 31, 2011	8	1.06	9	-1.85%	0.00%	N/A
December 31, 2010	—	1.08	—	25.58%	0.00%	N/A

47

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Janus Aspen Series – Service: (continued)
Flexible Bond Portfolio
December 31, 2014	—	$1.51	$—	4.86%	0.00%	N/A
December 31, 2013	12	1.44	17	0.00%	2.05%	N/A
December 31, 2012	30	1.44	44	8.27%	1.25%	N/A
December 31, 2011	75	1.33	100	6.40%	3.41%	N/A
December 31, 2010	76	1.25	95	7.76%	3.36%	N/A
Global Technology Portfolio
December 31, 2014	—	2.03	—	9.73%	0.00%	N/A
December 31, 2013	—	1.85	—	35.04%	0.00%	N/A
December 31, 2012	—	1.37	—	19.13%	0.00%	N/A
December 31, 2011	—	1.15	—	-8.73%	0.00%	N/A
December 31, 2010	8	1.26	11	24.75%	0.00%	N/A
Overseas Portfolio
December 31, 2014	—	0.87	—	-12.12%	0.00%	N/A
December 31, 2013	—	0.99	—	15.12%	0.00%	N/A
December 31, 2012	11	0.86	10	13.16%	0.66%	N/A
December 31, 2011	39	0.76	30	-32.74%	0.22%	N/A
December 31, 2010	141	1.13	160	25.56%	0.51%	N/A
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2014	44	1.04	45	-4.59%	2.59%	N/A
December 31, 2013	10	1.09	11	-0.91%	0.63%	N/A
December 31, 2012	34	1.10	37	22.22%	1.24%	N/A
December 31, 2011	111	0.90	100	-18.18%	1.92%	N/A
December 31, 2010	107	1.10	117	22.22%	1.08%	N/A
Oppenheimer Variable Account Funds – Service:
Capital Income Fund
December 31, 2014	—	1.13	—	7.62%	0.00%	N/A
December 31, 2013	—	1.05	—	12.90%	0.00%	N/A
December 31, 2012	—	0.93	—	12.05%	0.00%	N/A
December 31, 2011	—	0.83	—	1.22%	0.00%	N/A
December 31, 2010	—	0.82	—	12.33%	0.00%	N/A
Core Bond Fund
December 31, 2014	15	0.97	15	6.59%	0.00%	N/A
December 31, 2013	23	0.91	21	0.00%	0.00%	N/A
December 31, 2012	85	0.91	78	9.64%	0.00%	N/A
December 31, 2011	—	0.83	—	7.79%	0.00%	N/A
December 31, 2010	—	0.77	—	11.59%	2.28%	N/A
Global Fund
December 31, 2014	—	1.48	—	2.07%	0.00%	N/A
December 31, 2013	—	1.45	—	27.19%	1.15%	N/A
December 31, 2012	118	1.14	135	21.28%	1.91%	N/A
December 31, 2011	112	0.94	106	-8.74%	1.09%	N/A
December 31, 2010	176	1.03	182	15.73%	1.06%	N/A
International Growth Fund
December 31, 2014	46	1.27	58	-7.30%	0.18%	N/A
December 31, 2013	5	1.37	7	25.69%	1.81%	N/A
December 31, 2012	55	1.09	60	22.47%	1.05%	N/A
December 31, 2011	87	0.89	78	-8.25%	0.71%	N/A
December 31, 2010	87	0.97	84	15.48%	0.98%	N/A
Main Street® Fund
December 31, 2014	—	1.67	—	10.60%	0.00%	N/A
December 31, 2013	—	1.51	—	31.30%	0.00%	N/A
December 31, 2012	—	1.15	—	16.16%	0.00%	N/A
December 31, 2011	—	0.99	—	0.00%	0.00%	N/A
December 31, 2010	—	0.99	—	15.12%	0.00%	N/A

48

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

PIMCO Variable Insurance Trust: Administrative:
All Asset Portfolio
December 31, 2014	40	$1.36	$55	0.74%	4.84%	N/A
December 31, 2013	76	1.35	103	0.00%	4.35%	N/A
December 31, 2012	107	1.35	144	15.38%	4.41%	N/A
December 31, 2011	380	1.17	445	1.74%	2.57%	N/A
December 31, 2010	41	1.15	47	12.75%	6.40%	N/A
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2014	—	1.59	—	11.19%	0.00%	N/A
December 31, 2013	—	1.43	—	0.70%	1.98%	N/A
December 31, 2012	39	1.42	55	10.94%	2.27%	N/A
December 31, 2011	40	1.28	52	6.67%	2.13%	N/A
December 31, 2010	11	1.20	13	8.11%	1.72%	N/A
Long Term US Government Portfolio
December 31, 2014	94	1.75	165	24.11%	2.29%	N/A
December 31, 2013	85	1.41	120	-12.96%	2.41%	N/A
December 31, 2012	59	1.62	95	4.52%	2.13%	N/A
December 31, 2011	38	1.55	59	27.05%	2.56%	N/A
December 31, 2010	13	1.22	16	11.93%	3.63%	N/A
Short-Term Portfolio
December 31, 2014	35	1.15	40	0.88%	0.70%	N/A
December 31, 2013	35	1.14	39	0.88%	0.76%	N/A
December 31, 2012	35	1.13	39	2.73%	0.94%	N/A
December 31, 2011	165	1.10	182	0.00%	0.94%	N/A
December 31, 2010	77	1.10	84	2.80%	0.82%	N/A
PIMCO Variable Insurance Trust: Advisor:
CommodityRealReturn Strategy Portfolio
December 31, 2014	11	0.58	6	-18.31%	0.27%	N/A
December 31, 2013	10	0.71	7	-15.48%	2.12%	N/A
December 31, 2012	18	0.84	15	5.00%	1.62%	N/A
December 31, 2011	82	0.80	65	-6.98%	3.37%	N/A
December 31, 2010	117	0.86	101	24.64%	3.49%	N/A
Emerging Markets Bond Portfolio
December 31, 2014	77	1.44	112	1.41%	5.15%	N/A
December 31, 2013	93	1.42	133	-7.19%	4.90%	N/A
December 31, 2012	125	1.53	191	17.69%	4.79%	N/A
December 31, 2011	59	1.30	77	5.69%	5.22%	N/A
December 31, 2010	25	1.23	31	12.84%	4.73%	N/A
Global Bond Unhedged Portfolio
December 31, 2014	—	1.29	—	2.38%	0.00%	N/A
December 31, 2013	—	1.26	—	-8.70%	1.42%	N/A
December 31, 2012	36	1.38	50	6.98%	1.68%	N/A
December 31, 2011	58	1.29	75	7.50%	2.42%	N/A
December 31, 2010	—	1.20	—	11.11%	0.00%	N/A
High Yield Portfolio
December 31, 2014	28	1.60	45	3.23%	5.10%	N/A
December 31, 2013	24	1.55	38	5.44%	5.47%	N/A
December 31, 2012	278	1.47	409	13.95%	5.80%	N/A
December 31, 2011	1,076	1.29	1,383	3.20%	6.78%	N/A
December 31, 2010	1,555	1.25	1,937	14.68%	7.04%	N/A
Low Duration Portfolio
December 31, 2014	98	1.26	124	0.80%	1.16%	N/A
December 31, 2013	1	1.25	2	0.00%	1.17%	N/A
December 31, 2012	45	1.25	56	5.93%	1.98%	N/A
December 31, 2011	202	1.18	240	0.85%	1.57%	N/A
December 31, 2010	65	1.17	76	5.41%	1.62%	N/A

49

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

PIMCO Variable Insurance Trust: Advisor: (continued)
Real Return Portfolio
December 31, 2014	57	$1.29	$73	3.20%	1.31%	N/A
December 31, 2013	57	1.25	71	-9.42%	0.95%	N/A
December 31, 2012	202	1.38	280	8.66%	0.98%	N/A
December 31, 2011	82	1.27	104	11.40%	1.89%	N/A
December 31, 2010	167	1.14	190	7.55%	1.39%	N/A
Total Return Portfolio
December 31, 2014	729	1.45	1,057	4.32%	2.00%	N/A
December 31, 2013	791	1.39	1,100	-2.11%	2.04%	N/A
December 31, 2012	1,059	1.42	1,503	9.23%	2.47%	N/A
December 31, 2011	1,188	1.30	1,542	4.00%	2.55%	N/A
December 31, 2010	734	1.25	920	7.76%	2.31%	N/A
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio
December 31, 2014	67	1.33	89	9.92%	1.63%	N/A
December 31, 2013	172	1.21	208	28.72%	1.43%	N/A
December 31, 2012	213	0.94	200	10.59%	1.49%	N/A
December 31, 2011	—	0.85	—	-3.41%	0.00%	N/A
December 31, 2010	—	0.88	—	8.64%	0.00%	N/A
Emerging Markets Portfolio
December 31, 2014	—	0.69	—	-12.66%	0.00%	N/A
December 31, 2013	—	0.79	—	-2.47%	0.00%	N/A
December 31, 2012	12	0.81	10	12.50%	0.00%	N/A
December 31, 2011	4	0.72	3	-24.21%	0.00%	N/A
December 31, 2010	70	0.95	66	15.85%	0.09%	N/A
Equity Income Portfolio
December 31, 2014	11	1.65	19	13.01%	2.64%	N/A
December 31, 2013	20	1.46	29	28.07%	1.67%	N/A
December 31, 2012	92	1.14	105	10.68%	2.91%	N/A
December 31, 2011	223	1.03	230	5.10%	2.22%	N/A
December 31, 2010	136	0.98	132	19.51%	2.53%	N/A
Fund Portfolio
December 31, 2014	—	1.54	—	10.79%	0.00%	N/A
December 31, 2013	—	1.39	—	33.65%	0.00%	N/A
December 31, 2012	—	1.04	—	9.47%	0.89%	N/A
December 31, 2011	25	0.95	24	-4.04%	0.89%	N/A
December 31, 2010	25	0.99	25	15.12%	1.31%	N/A
High Yield Portfolio
December 31, 2014	20	1.59	32	0.00%	4.95%	N/A
December 31, 2013	757	1.59	1,206	11.97%	4.96%	N/A
December 31, 2012	—	1.42	—	15.45%	5.29%	N/A
December 31, 2011	1	1.23	1	-2.38%	4.83%	N/A
December 31, 2010	—	1.26	—	17.76%	0.00%	N/A
Mid Cap Value Portfolio
December 31, 2014	16	1.67	27	15.17%	0.65%	N/A
December 31, 2013	16	1.45	24	33.03%	0.73%	N/A
December 31, 2012	16	1.09	18	10.10%	0.79%	N/A
December 31, 2011	16	0.99	16	-5.71%	0.64%	N/A
December 31, 2010	16	1.05	17	17.98%	0.88%	N/A
Select Mid Cap Growth Portfolio
December 31, 2014	—	2.06	—	8.99%	0.00%	N/A
December 31, 2013	—	1.89	—	43.18%	0.00%	N/A
December 31, 2012	—	1.32	—	6.45%	0.00%	N/A
December 31, 2011	—	1.24	—	-2.36%	0.00%	N/A
December 31, 2010	—	1.27	—	20.95%	0.00%	N/A

50

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Pioneer Variable Contracts Trust: (continued)
Strategic Income Portfolio
December 31, 2014	6	$1.49	$9	3.47%	3.30%	N/A
December 31, 2013	10	1.44	15	1.41%	4.29%	N/A
December 31, 2012	75	1.42	106	10.94%	4.73%	N/A
December 31, 2011	77	1.28	99	1.59%	4.89%	N/A
December 31, 2010	—	1.26	—	11.50%	5.32%	N/A
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2014	—	1.36	—	-3.55%	0.00%	N/A
December 31, 2013	—	1.41	—	21.55%	0.00%	N/A
December 31, 2012	—	1.16	—	7.41%	0.00%	N/A
December 31, 2011	—	1.08	—	-12.20%	0.00%	N/A
December 31, 2010	—	1.23	—	29.47%	0.00%	N/A
Small-Cap Portfolio
December 31, 2014	—	1.75	—	3.55%	0.00%	N/A
December 31, 2013	—	1.69	—	35.20%	0.00%	N/A
December 31, 2012	48	1.25	60	11.61%	0.12%	N/A
December 31, 2011	98	1.12	109	-2.61%	0.36%	N/A
December 31, 2010	89	1.15	103	19.79%	0.12%	N/A
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio
December 31, 2014	54	1.91	103	9.14%	0.00%	N/A
December 31, 2013	70	1.75	122	41.13%	0.00%	N/A
December 31, 2012	121	1.24	151	18.10%	0.00%	N/A
December 31, 2011	89	1.05	94	0.96%	0.00%	N/A
December 31, 2010	39	1.04	40	15.56%	0.00%	N/A
Equity Income Portfolio
December 31, 2014	23	1.54	35	6.94%	1.73%	N/A
December 31, 2013	81	1.44	117	29.73%	1.33%	N/A
December 31, 2012	77	1.11	86	16.84%	1.90%	N/A
December 31, 2011	143	0.95	136	-1.04%	1.33%	N/A
December 31, 2010	127	0.96	123	14.29%	1.68%	N/A
Health Sciences Portfolio
December 31, 2014	38	3.38	129	31.52%	0.00%	N/A
December 31, 2013	6	2.57	16	50.29%	0.00%	N/A
December 31, 2012	9	1.71	15	31.54%	0.00%	N/A
December 31, 2011	27	1.30	35	10.17%	0.00%	N/A
December 31, 2010	28	1.18	33	14.56%	0.00%	N/A
T. Rowe Price Fixed Income Series, Inc:
Limited-Term Bond Portfolio II
December 31, 2014	—	1.15	—	0.88%	1.01%	N/A
December 31, 2013	8	1.14	9	0.00%	1.35%	N/A
December 31, 2012	25	1.14	29	1.79%	1.78%	N/A
December 31, 2011	17	1.12	18	1.82%	2.30%	N/A
December 31, 2010	109	1.10	120	2.80%	2.62%	N/A
Third Avenue Variable Series Trust:
Value Portfolio:
December 31, 2014	—	1.21	—	4.31%	0.00%	N/A
December 31, 2013	—	1.16	—	18.37%	0.00%	N/A
December 31, 2012	—	0.98	—	27.27%	0.00%	N/A
December 31, 2011	—	0.77	—	-20.62%	0.61%	N/A
December 31, 2010	55	0.97	54	14.12%	2.55%	N/A

51

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Van Eck VIP Insurance Trust:
Emerging Markets Fund
December 31, 2014	5	$1.21	$6	-0.82%	0.49%	N/A
December 31, 2013	5	1.22	6	11.93%	3.15%	N/A
December 31, 2012	13	1.09	14	29.76%	0.00%	N/A
December 31, 2011	37	0.84	31	-25.66%	1.18%	N/A
December 31, 2010	87	1.13	98	26.97%	0.62%	N/A
Global Hard Assets Fund
December 31, 2014	10	0.81	8	-19.00%	0.00%	N/A
December 31, 2013	10	1.00	10	9.89%	0.50%	N/A
December 31, 2012	10	0.91	9	3.41%	0.51%	N/A
December 31, 2011	74	0.88	65	-16.19%	1.12%	N/A
December 31, 2010	105	1.05	111	28.05%	0.32%	N/A
Multi-Manager Alternatives Fund
December 31, 2014	—	1.10	—	-0.90%	0.00%	N/A
December 31, 2013	—	1.11	—	4.72%	0.00%	N/A
December 31, 2012	—	1.06	—	0.95%	0.00%	N/A
December 31, 2011	—	1.05	—	-1.87%	0.00%	N/A
December 31, 2010	—	1.07	—	4.90%	0.00%	N/A
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2014	20	1.65	33	10.00%	2.18%	N/A
December 31, 2013	33	1.50	49	20.00%	2.40%	N/A
December 31, 2012	33	1.25	41	12.61%	2.69%	N/A
December 31, 2011	33	1.11	37	3.74%	2.59%	N/A
December 31, 2010	33	1.07	35	11.46%	2.68%	N/A
Capital Growth Portfolio
December 31, 2014	66	2.01	132	18.93%	0.00%	N/A
December 31, 2013	—	1.69	—	38.52%	0.00%	N/A
December 31, 2012	—	1.22	—	15.09%	0.00%	N/A
December 31, 2011	—	1.06	—	-0.93%	0.00%	N/A
December 31, 2010	—	1.07	—	12.63%	0.00%	N/A
Diversified Value Portfolio
December 31, 2014	—	1.65	—	10.00%	0.00%	N/A
December 31, 2013	13	1.50	20	29.31%	1.57%	N/A
December 31, 2012	54	1.16	62	17.17%	3.10%	N/A
December 31, 2011	100	0.99	100	3.13%	1.98%	N/A
December 31, 2010	101	0.96	97	10.34%	2.50%	N/A
International Portfolio
December 31, 2014	8	1.13	9	-6.61%	1.43%	N/A
December 31, 2013	8	1.21	9	23.47%	1.40%	N/A
December 31, 2012	8	0.98	7	20.99%	2.37%	N/A
December 31, 2011	121	0.81	98	-13.83%	1.59%	N/A
December 31, 2010	122	0.94	115	16.05%	1.92%	N/A
Short-Term Investment Grade Portfolio
December 31, 2014	—	1.25	—	1.63%	0.00%	N/A
December 31, 2013	—	1.23	—	0.82%	0.00%	N/A
December 31, 2012	—	1.22	—	4.27%	0.00%	N/A
December 31, 2011	—	1.17	—	2.63%	0.00%	N/A
December 31, 2010	—	1.14	—	4.59%	0.00%	N/A
Small Company Growth Portfolio
December 31, 2014	—	2.23	—	3.72%	0.00%	N/A
December 31, 2013	—	2.15	—	46.26%	2.24%	N/A
December 31, 2012	43	1.47	63	14.84%	0.00%	N/A
December 31, 2011	—	1.28	—	1.59%	0.00%	N/A
December 31, 2010	—	1.26	—	31.25%	0.00%	N/A

52

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	TOTAL NET ASSETS (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	EXPENSE RATIO

Vanguard Variable Insurance Fund: (continued)
Total Bond Market Index Portfolio
December 31, 2014	19	$1.35	$26	5.47%	0.00%	N/A
December 31, 2013	—	1.28	—	-2.29%	0.00%	N/A
December 31, 2012	—	1.31	—	4.80%	7.46%	N/A
December 31, 2011	29	1.25	36	6.84%	6.10%	N/A
December 31, 2010	731	1.17	852	7.34%	3.13%	N/A
Total Stock Market Index Portfolio
December 31, 2014	60	1.74	104	12.26%	1.36%	N/A
December 31, 2013	65	1.55	101	33.62%	1.54%	N/A
December 31, 2012	82	1.16	95	16.00%	1.87%	N/A
December 31, 2011	322	1.00	322	1.01%	1.37%	N/A
December 31, 2010	324	0.99	321	16.47%	2.21%	N/A
Virtus Variable Insurance Trust
Real Estate Securities Series
December 31, 2014	15	1.66	24	31.75%	1.16%	N/A
December 31, 2013	15	1.26	19	0.80%	1.50%	N/A
December 31, 2012	15	1.25	18	16.82%	1.09%	N/A
December 31, 2011	87	1.07	93	9.18%	0.75%	N/A
December 31, 2010	73	0.98	71	28.95%	2.02%	N/A
Wanger Advisors Trust:
International Fund
December 31, 2014	—	1.31	—	-4.38%	0.00%	N/A
December 31, 2013	—	1.37	—	22.32%	3.76%	N/A
December 31, 2012	24	1.12	27	21.74%	1.05%	N/A
December 31, 2011	47	0.92	43	-14.81%	4.51%	N/A
December 31, 2010	50	1.08	54	25.58%	2.29%	N/A
International Select Fund
December 31, 2014	6	1.13	7	-6.61%	1.41%	N/A
December 31, 2013	6	1.21	8	14.15%	5.88%	N/A
December 31, 2012	6	1.06	7	21.84%	1.20%	N/A
December 31, 2011	6	0.87	5	-10.31%	1.51%	N/A
December 31, 2010	6	0.97	6	22.78%	0.27%	N/A
Select Fund
December 31, 2014	—	1.62	—	3.18%	0.00%	N/A
December 31, 2013	—	1.57	—	34.19%	0.00%	N/A
December 31, 2012	—	1.17	—	18.18%	0.00%	N/A
December 31, 2011	—	0.99	—	-17.50%	0.00%	N/A
December 31, 2010	—	1.20	—	26.32%	0.73%	N/A
USA Fund
December 31, 2014	—	1.85	—	4.52%	0.00%	N/A
December 31, 2013	—	1.77	—	34.09%	0.27%	N/A
December 31, 2012	32	1.32	43	20.00%	0.33%	N/A
December 31, 2011	32	1.10	35	-3.51%	0.00%	N/A
December 31, 2010	28	1.14	32	23.91%	0.00%	N/A

53

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

(7) Unit Progression

The change in units outstanding for the year ended December 31, 2014 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

ALPS INVESTORS VARIABLE INSURANCE TRUST:
Conservative ETF Asset Allocation II		51,175.5	—	(656.1)	50,519.4
Growth ETF Asset Allocation II		929,710.1	768,381.1	(1,015,716.3)	682,374.9
Income and Growth ETF Asset Allocation II		37,276.9	—	(4,304.4)	32,972.5
DREYFUS INVESTMENT PORTFOLIOS:
MidCap Stock		253,010.6	247,062.2	(253,031.2)	247,041.6
Small Cap Stock Index		66,808.8	832.2	(8,190.2)	59,450.8
DREYFUS STOCK INDEX FUND:		9,458.5	13,597.6	—	23,056.1
FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II
Balanced		56,864.6	—	(56,864.6)	—
Contrafund®		—	84,518.4	(84,518.4)	—
Growth & Income		7,722.6	—	(7,722.6)	—
Growth Opportunities		19,844.6	—	—	19,844.6
High Income		167,270.5	—	(167,270.5)	—
Investment Grade Bond		—	52,241.4	(11,110.9)	41,130.5
Overseas		9,145.4	—	(9,145.4)	—
Real Estate		59,088.9	30,202.0	(59,088.9)	30,202.0
Strategic Income		31,943.6	—	(13,465.6)	18,478.0
Value Leaders	a	9,924.2	—	(9,924.2)	—
Value Strategies		7,522.4	—	(7,522.4)	—
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
High Income II	b	817,929.2	16,327.3	(834,256.5)	—
Mutual Global Discovery II	c	—	67,094.9	(228.1)	66,866.8
Strategic Income II	d	—	14,653.0	(14,653.0)	—
Templeton Global Bond II	e	—	29,112.8	(11,762.2)	17,350.6
U.S. Government Securities II	f	102,957.0	202,687.7	(305,644.7)	—
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi-Hedge Strategies		21,512.7	275.8	(170.2)	21,618.3
Rydex Banking		—	134,427.8	(134,427.8)	—
Rydex Biotechnology		37,106.9	—	(8,437.7)	28,669.2
Rydex Consumer Products		51,442.5	—	(51,442.5)	—
Rydex Dow 2X Strategy		—	1,920,822.8	(1,601,640.5)	319,182.3
Rydex Energy		—	76,789.3	(2,237.0)	74,552.3
Rydex Government Long Bond 1.2X Strategy		—	22,433.9	(22,433.9)	—
Rydex Inverse S&P 500 Strategy		27,540.0	2,768,814.2	(2,796,354.2)	—
Rydex Mid Cap 1.5X Strategy		—	356,773.0	(356,773.0)	—
Rydex NASDAQ-100®		—	1,159.0	—	1,159.0
Rydex Precious Metals		4,748.5	3,810.8	(8,559.3)	—
Rydex S&P 500 2X Strategy		374,659.4	385,167.9	(759,827.3)	—
Rydex S&P 500 Pure Growth		—	1,835,646.1	(1,835,646.1)	—
Rydex S&P 500 Pure Value		—	2,074,922.0	(2,014,077.9)	60,844.1
Rydex S&P MidCap 400 Pure Growth		54,060.6	—	(54,060.6)	—
Rydex Transportation		—	113,775.4	(64,670.1)	49,105.3
Rydex Utilities		65,257.5	—	(65,257.5)	—
INVESCO VARIABLE INSURANCE FUNDS:
Global Real Estate I		83,562.9	—	(83,562.9)	—
High Yield I		726,488.1	21,655.1	(748,143.2)	—
Mid Cap Core Equity I		—	187,264.0	(147,117.3)	40,146.7
Money Market I		55,450.2	828,727.7	(834,476.3)	49,701.6
Technology I		34,910.4	—	(381.5)	34,528.9

54

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

JANUS ASPEN SERIES:
Balanced		28,710.0	—	(7,991.8)	20,718.2
Flexible Bond		12,076.5	9,214.8	(21,291.3)	—
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		10,261.5	33,539.9	—	43,801.4
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Core Bond		23,335.7	14,994.5	(23,335.8)	14,994.4
International Growth		5,082.8	40,678.5	—	45,761.3
PIMCO VARIABLE INSURANCE TRUST – Administrative
All Asset		76,135.1	—	(35,658.2)	40,476.9
Long-Term US Government		84,758.5	11,396.6	(1,838.7)	94,316.4
Short-Term		34,689.7	—	—	34,689.7
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		9,917.2	1,299.5	(558.8)	10,657.9
Emerging Markets Bond		93,359.7	503.9	(16,381.0)	77,482.6
Global Bond		—	—	—	—
High Yield		24,185.2	322,901.9	(318,957.4)	28,129.7
Low Duration		1,387.8	98,721.8	(1,744.6)	98,365.0
Real Return		56,618.2	980.3	(728.4)	56,870.1
Total Return		791,009.5	326,409.3	(388,144.5)	729,274.3
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value VCT II		172,100.3	—	(105,297.2)	66,803.1
Equity Income VCT II		20,151.5	—	(8,785.6)	11,365.9
High Yield VCT II		757,432.6	37,618.0	(774,803.8)	20,246.8
Mid Cap Value VCT II		16,218.1	—	—	16,218.1
Strategic Income VCT II		10,447.0	6,154.9	(10,447.0)	6,154.9
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		69,606.0	16,760.3	(32,346.1)	54,020.2
Equity Income II		81,204.1	18,635.8	(77,193.2)	22,646.7
Health Sciences II		6,217.6	33,422.9	(1,542.5)	38,098.0
T. ROWE PRICE FIXED INCOME SERIES:
Limited-Term Bond II		7,901.8	—	(7,901.8)	—
VAN ECK VIP INSURANCE TRUST:
Emerging Markets		4,550.8	—	—	4,550.8
Global Hard Assets		10,467.5	—	—	10,467.5
Multi-Manager Alternatives		—	4,277.9	(4,277.9)	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced		32,646.0	—	(12,498.4)	20,147.6
Capital Growth		—	66,143.5	(218.1)	65,925.4
Diversified Value		13,484.3	—	(13,484.3)	—
International		7,599.1	—	(51.5)	7,547.6
Total Bond Market Index		—	19,364.1	—	19,364.1
Total Stock Market Index		65,002.4	33.6	(5,204.3)	59,831.7
VIRTUS VARIABLE INSURANCE TRUST
Real Estate Securities		14,705.4	—	—	14,705.4
WANGER ADVISORS TRUST:
International Select		6,280.5	—	—	6,280.5
		6,721,935.5	13,322,227.4	(16,335,455.2)	3,708,707.7
*	See Footnote 8 for details.

55

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

(7) Unit Progression

The change in units outstanding for the year ended December 31, 2013 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
Intermediate Bond Class B		—	3,251.1	(3,251.1)	—
International Value Class B		14,230.0	—	(14,230.0)	—
ALPS INVESTORS VARIABLE INSURANCE TRUST:	a
Conservative ETF Asset Allocation II		51,972.1	877,450.7	(878,247.3)	51,175.5
Growth ETF Asset Allocation II		1,033,844.3	816,358.5	(920,492.7)	929,710.1
Income and Growth ETF Asset Allocation II		41,812.7	—	(4,535.8)	37,276.9
DREYFUS INVESTMENT PORTFOLIOS:
MidCap Stock		321,379.7	253,033.6	(321,402.7)	253,010.6
Small Cap Stock Index		—	68,213.7	(1,404.9)	66,808.8
DREYFUS STOCK INDEX FUND:		147,329.0	—	(137,870.5)	9,458.5
DREYFUS VARIABLE INVESTMENT PORTFOLIOS:
International Equity		—	11,702.7	(11,702.7)	—
FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II
Balanced		98,158.8	40,507.5	(81,801.7)	56,864.6
Contrafund®		8,547.3	—	(8,547.3)	0.0
Growth		79,306.8	—	(79,306.8)	—
Growth & Income		—	7,790.1	(67.5)	7,722.6
Growth Opportunities		19,844.6	—	—	19,844.6
High Income		1,021,540.8	278,417.1	(1,132,687.4)	167,270.5
Investment Grade Bond		25,241.9	310.9	(25,552.8)	—
Overseas		18,297.9	10,134.7	(19,287.2)	9,145.4
Real Estate		38,655.1	22,258.0	(1,824.2)	59,088.9
Strategic Income		60,666.2	25,074.3	(53,796.9)	31,943.6
Value Leaders		9,924.2	—	—	9,924.2
Value Strategies		7,522.4	—	—	7,522.4
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
High Income II	d	814,010.4	818,874.4	(814,955.6)	817,929.2
Income II	e	—	37,647.2	(37,647.2)	—
Mutual Global Discovery II	f	93,063.4	—	(93,063.4)	—
Small-Mid Cap Growth II	g	49,906.3	—	(49,906.3)	—
Strategic Income II	h	19,668.5	1,752.3	(21,420.8)	—
Templeton Global Bond II	i	95,880.7	1,666.4	(97,547.1)	—
U.S. Government Securities II	j	82,381.0	290,170.9	(269,594.9)	102,957.0
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi-Hedge Strategies		21,729.4	365.5	(582.2)	21,512.7
Rydex Banking		18,510.3	—	(18,510.3)	—
Rydex Basic Materials		12,393.7	—	(12,393.7)	—
Rydex Biotechnology		37,191.5	4,195.2	(4,279.8)	37,106.9
Rydex Commodities Strategy		—	9,589.8	(9,589.8)	—
Rydex Consumer Products		10,398.7	53,549.1	(12,505.3)	51,442.5
Rydex Dow 2X Strategy		468,520.0	1,647,745.7	(2,116,265.7)	—
Rydex Energy		5,111.7	—	(5,111.7)	0.0
Rydex Energy Services		5,274.5	—	(5,274.5)	—
Rydex Europe 1.25X Strategy		18,259.4	7,757.1	(26,016.5)	—
Rydex Financial Services		18,409.7	—	(18,409.7)	—
Rydex Government Long Bond 1.2X Strategy		—	2,162,585.5	(2,162,585.5)	—
Rydex Health Care		4,722.3	—	(4,722.3)	—
Rydex Internet		10,438.8	—	(10,438.8)	—
Rydex Inverse NASDAQ-100® Strategy		8,725.3	—	(8,725.3)	—
Rydex Inverse Russell 2000® Strategy		18,625.2	—	(18,625.2)	—
Rydex Inverse S&P 500 Strategy		13,859.9	1,636,226.6	(1,622,546.5)	27,540.0

56

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Japan 2X Strategy		3,267.0	3,292.0	(6,559.0)	—
Rydex Mid Cap 1.5X Strategy		—	418,296.9	(418,296.9)	—
Rydex NASDAQ-100®		62,684.7	—	(62,684.7)	—
Rydex NASDAQ-100® 2X Strategy		15,709.4	—	(15,709.4)	—
Rydex Precious Metals		17,192.9	5,264.5	(17,708.9)	4,748.5
Rydex Real Estate		2,595.2	—	(2,595.2)	—
Rydex Russell 2000® 2X Strategy		8,081.0	—	(8,081.0)	—
Rydex S&P 500 2X Strategy		7,424.0	374,673.2	(7,437.8)	374,659.4
Rydex S&P 500 Pure Growth		27,843.3	2,222,753.5	(2,250,596.8)	—
Rydex S&P 500 Pure Value		20,683.8	2,440,800.0	(2,461,483.8)	—
Rydex S&P MidCap 400 Pure Growth		72,323.4	12,411.9	(30,674.7)	54,060.6
Rydex S&P MidCap 400 Pure Value		25,104.6	—	(25,104.6)	—
Rydex S&P SmallCap 600 Pure Growth		17,216.3	—	(17,216.3)	—
Rydex S&P SmallCap 600 Pure Value		12,123.4	—	(12,123.4)	—
Rydex Technology		4,628.0	—	(4,628.0)	—
Rydex Telecommunications		—	2,324.9	(2,324.9)	—
Rydex Transportation		2,386.1	—	(2,386.1)	—
Rydex Utilities		65,843.4	15,735.8	(16,321.7)	65,257.5
INVESCO VARIABLE INSURANCE FUNDS:
Global Real Estate I		51,447.1	34,644.8	(2,529.0)	83,562.9
High Yield I		787,266.8	727,374.5	(788,153.2)	726,488.1
Mid Cap Core Equity I		84,279.4	—	(84,279.4)	—
Money Market I		167,643.8	1,356,302.7	(1,468,496.3)	55,450.2
Technology I		—	34,922.7	(12.3)	34,910.4
JANUS ASPEN SERIES:
Balanced		107,294.1	—	(78,584.1)	28,710.0
Enterprise		15,839.6	—	(15,839.6)	—
Flexible Bond		30,320.6	20,151.3	(38,395.4)	12,076.5
Overseas		11,481.7	—	(11,481.7)	—
LAZARD RETIREMENT SERIES:
Emerging Markets		34,058.8	—	(23,797.3)	10,261.5
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Core Bond		85,251.2	26,187.7	(88,103.2)	23,335.7
Global	b	118,003.4	—	(118,003.4)	—
International Growth		54,805.8	—	(49,723.0)	5,082.8
PIMCO VARIABLE INSURANCE TRUST – Administrative
All Asset		107,179.2	30,547.6	(61,591.7)	76,135.1
Foreign Bond US Dollar Hedged		38,912.2	—	(38,912.2)	—
Long-Term US Government		58,571.4	28,473.9	(2,286.8)	84,758.5
Short-Term		34,698.9	—	(9.2)	34,689.7
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		18,488.1	1,308.1	(9,879.0)	9,917.2
Emerging Markets Bond		124,642.7	23,709.8	(54,992.8)	93,359.7
Global Bond		36,277.2	21,649.5	(57,926.7)	—
High Yield		278,425.5	27,512.5	(281,752.8)	24,185.2
Low Duration		44,913.4	177,263.1	(220,788.7)	1,387.8
Real Return		202,014.6	2,611.8	(148,008.2)	56,618.2
Total Return		1,058,524.5	370,969.9	(638,484.9)	791,009.5
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value VCT II	c	212,770.2	38,288.6	(78,958.5)	172,100.3
Emerging Markets VCT II		12,120.6	6,031.1	(18,151.7)	—
Equity Income VCT II		92,437.6	—	(72,286.1)	20,151.5
High Yield VCT II		—	757,558.0	(125.4)	757,432.6
Mid Cap Value VCT II		16,218.1	—	—	16,218.1
Strategic Income VCT II		74,738.5	11,590.9	(75,882.4)	10,447.0

57

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

ROYCE CAPITAL FUND:
Small-Cap		48,022.8	—	(48,022.8)	—
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		121,186.2	32,803.2	(84,383.4)	69,606.0
Equity Income II		77,178.2	78,817.8	(74,791.9)	81,204.1
Health Sciences II		8,543.8	4,214.2	(6,540.4)	6,217.6
T. ROWE PRICE FIXED INCOME SERIES:
Limited-Term Bond II		25,297.7	—	(17,395.9)	7,901.8
VAN ECK VIP INSURANCE TRUST:
Emerging Markets		12,936.5	4,180.6	(12,566.3)	4,550.8
Global Hard Assets		10,467.6	—	(0.1)	10,467.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		32,789.7	—	(143.7)	32,646.0
Diversified Value		53,865.3	—	(40,381.0)	13,484.3
International		7,655.6	—	(56.5)	7,599.1
Short-Term Investment Grade		—	2,115.7	(2,115.7)	—
Small Company Growth		42,683.9	—	(42,683.9)	—
Total Stock Market Index		81,753.8	—	(16,751.4)	65,002.4
VIRTUS VARIABLE INSURANCE TRUST
Real Estate Securities		14,705.4	—	—	14,705.4
WANGER ADVISORS TRUST:
International		24,259.5	40,851.8	(65,111.3)	—
International Select		6,280.5	—	—	6,280.5
USA		32,191.9	—	(32,191.9)	—
Totals		9,748,904.4	18,442,263.1	(21,469,232.0)	6,721,935.5
*	See Footnote 8 for details.

(8) Detail Descriptions for Statement of Operations and Unit Progression Footnote References

    For the period ending December 31, 2014:

a)	For the period January 1, 2014 through November 5, 2014 (liquidation of fund).
b)	Franklin High Income was formerly known as Franklin High Income Securities prior to its name change effective May 1, 2014.
c)	Franklin Mutual Global Discovery was formerly known as Franklin Mutual Global Discovery Securities prior to its name change effective May 1, 2014.
d)	Franklin Strategic Income was formerly known as Franklin Strategic Income Securities prior to its name change effective May 1, 2014.
e)	Franklin Templeton Global Bond was formerly known as Franklin Templeton Global Bond Securities prior to its name change effective May 1, 2014.
f)	Franklin U.S. Government Securities was formerly known as Franklin U.S. Government prior to its name change effective May 1, 2014.

    For the period ending December 31, 2013:

a)	ALPS Investors Variable Insurance Trust was formerly Financial Investors Variable Insurance Trust prior to fund manager name change effective April 30, 2013.
b)	Oppenheimer Global Fund was formerly Oppenheimer Global Securities Fund prior to its name change effective May 1, 2013.
c)	Pioneer Disciplined Value Portfolio was formerly Pioneer Fundamental Value Portfolio prior to its name change effective May 1, 2013.
d)	Franklin High Income was formerly known as Franklin High Income Securities prior to its name change effective May 1, 2014.
e)	Franklin Income was formerly known as Franklin Income Securities prior to its name change effective May 1, 2014.
f)	Franklin Mutual Global Discovery was formerly known as Franklin Mutual Global Discovery Securities prior to its name change effective May 1, 2014.
g)	Franklin Small-Mid Cap Growth was formerly known as Franklin Small-Mid Cap Growth Securities prior to its name change effective May 1, 2014.
h)	Franklin Strategic Income was formerly known as Franklin Strategic Income Securities prior to its name change effective May 1, 2014.
i)	Franklin Templeton Global Bond was formerly known as Franklin Templeton Global Bond Securities prior to its name change effective May 1, 2014.
j)	Franklin U.S. Government Securities was formerly known as Franklin U.S. Government prior to its name change effective May 1, 2014.

58

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

(9) Other

SEC CEASE-AND-DESIST ORDER

Phoenix and the Company are subject to a SEC Order Instituting Cease-and- Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease- and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Offer”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and the Company to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 thereunder. Phoenix and the Company remain subject to these obligations. Pursuant to the Orders, Phoenix and the Company were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and the Company paid civil monetary penalties to the SEC in the aggregate amount of $1,100,000 pursuant to the terms of the Orders.

The Company has not sold to any new contract owners any SEC registered annuity and life insurance contracts since May 1, 2010. Contract owners at that time, however, have been permitted to exercise rights provided by their then existing contracts, including the right to make additional premium payments into these SEC registered annuity and life insurance contracts.

RATING AGENCY ACTIONS

On January 14, 2014, Moody’s Investor Services withdrew all of its ratings citing insufficient information to monitor the ratings.

On May 20, 2014, Standard & Poor’s Ratings Services placed its ‘B-’, long-term counterparty credit rating on Phoenix and its ‘BB-’ long-term counterparty credit and financial strength ratings on Phoenix and the Company on CreditWatch with negative implications.

On August 12, 2014, Standard & Poor’s Ratings Services lowered its financial strength ratings on Phoenix and the Company to ‘B+’ from ‘BB-’ and affirmed its ‘B-’ long-term counterparty credit rating on Phoenix. They removed the ratings from CreditWatch and assigned a negative outlook. They also affirmed Phoenix’s long-term counterparty credit rating.

Reference in this report to any credit rating is intended for the limited purposes of discussing or referring to changes in the Company’s credit ratings or aspects of its liquidity or costs of funds. Such reference cannot be relied on for any other purposes, or used to make any inference concerning future performance, future liquidity or any future credit rating.

MANAGEMENT AND ORGANIZATIONAL CHANGES

On August 11, 2014, Phoenix announced the appointment of Ernest McNeill, Jr. as Senior Vice President and Chief Accounting Officer of Phoenix and the Company, effective August 25, 2014.

SEPARATE ACCOUNT ASSETS AND GENERAL ACCOUNT OBLIGATIONS UNDER YOUR CONTRACT

Under Connecticut law the Separate Account assets are segregated from the PHL Variable general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PHL Variable conducts and as such are insulated from the creditors of PHL Variable.

Guaranteed benefits under the contract, such as an enhanced death benefit, any living benefits and/or annuitization option payments, or any other guarantees selected by a contract owner to the variable annuity, are paid from PHL Variable’s general account (“Guaranteed Benefits”). Therefore, any amounts that PHL Variable may pay under the contract as part of the Guaranteed Benefits are subject to PHL Variable’s long-term ability to make such payments.

Management targets a minimum company action level risk based capital (“RBC”) of 225% at PHL Variable. In 2014 and 2013, Phoenix made capital contributions of $15.0 million and $45.0 million, respectively for PHL Variable’s benefit. Phoenix, PHL Variable’s ultimate parent, is a holding company and has no operations of its own. Its ability to make capital contributions to PHL Variable depends primarily upon the ability of subsidiaries to pay dividends or to advance or repay funds which in some cases are restricted by laws and regulations, including laws establishing minimum solvency and liquidity thresholds. Phoenix Life Insurance Company, PHL Variable’s indirect parent, has made a guarantee that the Company’s capital and surplus will be maintained at Authorized Control Level Risk Based Capital at 250% (125% Company Action Level). PHL Variable may be unable to maintain its RBC at targeted levels. PHL Variable’s parent companies may not have capacity to provide this additional capital. PHL Variable therefore may not have sufficient capital to meet its obligations to contract owners for the Guaranteed Benefits noted above.

(10) Subsequent Events

LATE FILINGS

On February 6, 2015, Phoenix filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing its inability to file its 2014 Form 10-K on or before the prescribed due date and its expectation that it will be filed within the extension period afforded under Rule 12b-25 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on or before March 31, 2015.

On February 6, 2015, PHL Variable filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing its inability to file its 2014 Form 10-K on or before the prescribed due date and its expectation that it will be filed within the extension period afforded under Rule 12b-25 of the Securities Exchange Act of 1934, as amended, on or before April 15, 2015.

RESTATEMENT

Phoenix filed a Current Report on Form 8-K with the SEC on February 6, 2015 disclosing that Phoenix’s Audit Committee concluded that Phoenix’s previously issued audited consolidated financial statements for the year ended December 31, 2013 and unaudited interim consolidated financial statements for the three months ended December 31, 2013 included in Phoenix’s Annual Report on Form 10-K for the year ended December 31, 2013 and Phoenix’s previously issued unaudited interim consolidated financial statements for the three months ended June 30, 2014 included in Phoenix’s Quarterly Report on Form 10-Q for the period ended June 30, 2014 filed with the SEC should no longer be relied upon and should be restated because of certain material errors identified in such financial statements. In addition, as required by applicable

59

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2014 and 2013

accounting standards, Phoenix adjusted the financial statements for all known errors, some of which were already recorded and disclosed in prior SEC reports as out-of-period adjustments. Phoenix filed its Annual Report on Form 10-K for the year ended December 31, 2014 containing the restated information on March 31, 2015 within the extension period afforded under Rule 12b-25 of the Exchange Act.

THE COMPANY’S 2014 ANNUAL REPORT ON FORM 10-K

On April 9, 2015, the Company filed its Annual Report on Form 10-K for the year ended December 31, 2014, which contains audited financial statements of the Company, prepared in accordance with GAAP, for the years ended December 31, 2014, 2013 and 2012, and unaudited GAAP quarterly financial statements and financial information of the Company for each of the quarterly periods (including six and nine month periods) of 2014 and 2013, which are presented on a revised basis to the extent contained in a periodic report previously filed by the Company with the SEC.

60

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors PHL Variable

Insurance Company and Contract Owners of

PHL Variable Accumulation Account II

We have audited the accompanying statement of assets and liabilities of PHL Variable Accumulation Account II (the “Account”) as of December 31, 2014, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2014, and the financial highlights for each of the five years in the periods ended December 31, 2014. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PHL Variable Accumulation Account II as of December 31, 2014, the results of its operations, changes in its net assets for each of the two years in the period ended December 31, 2014 and financial highlights for each of the five years in the periods ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America.

New York, New York

May 1, 2015

Continued

PHL Variable Accumulation Account II

SPONSOR

PHL Variable Insurance Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BDO USA, LLP